                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Bond Fund

 Schedule of Investments 3/31/16 (Unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 PREFERRED STOCKS - 0.0% †

 Banks - 0.0% †

 Diversified Banks - 0.0% †

 30,353

 6.99

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 797,980

 Total Banks

 $

 797,980

 TOTAL PREFERRED STOCKS

 (Cost $817,149)

 $

 797,980

 CONVERTIBLE PREFERRED STOCKS - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.3%

 8,746

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 10,539,017

 Total Banks

 $

 10,539,017

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $9,486,742)

 $

 10,539,017

 ASSET BACKED SECURITIES - 4.5%

 1,350,827

 Access Point Funding I 2015-A LLC, 2.61%, 4/15/20 (144A)

 $

 1,344,918

 500,000

 American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)

 503,228

 2,200,000

 1.79

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 2,128,382

 2,800,000

 American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)

 2,761,951

 700,000

 American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)

 676,532

 1,300,000

 American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)

 1,229,022

 2,600,000

 Applebee's Funding LLC/ IHOP Funding LLC, 4.277%, 9/5/44 (144A)

 2,589,772

 2,200,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 2,229,583

 499,944

 AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)

 507,468

 699,990

 Axis Equipment Finance Receivables III LLC, 3.41%, 4/20/20 (144A)

 703,110

 1,067,682

 B2R Mortgage Trust 2015-1, 2.524%, 5/15/48 (144A)

 1,036,950

 208,301

 0.93

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 207,064

 1,058,177

 Bayview Financial Mortgage Pass-Through Trust 2006-A, 5.865%, 2/28/41 (Step)

 1,128,322

 555,651

 0.88

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 552,809

 1,650,000

 BCC Funding Corp X, 3.622%, 11/20/20 (144A)

 1,652,442

 1,072,942

 0.93

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 1,065,396

 689,883

 0.92

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 674,607

 2,304,832

 BXG Receivables Note Trust 2015-A, 2.88%, 5/2/30 (144A)

 2,312,412

 3,000,000

 Capital Automotive Real Estate Investment Trust, 3.66%, 10/17/44 (144A)

 3,103,194

 1,600,000

 2.19

 Chesapeake Funding LLC, Floating Rate Note, 2/7/27 (144A)

 1,573,144

 400,000

 1.63

 Chesapeake Funding LLC, Floating Rate Note, 3/9/26 (144A)

 395,548

 1,400,000

 CIT Equipment Collateral 2014-VT1, 2.65%, 10/20/22 (144A)

 1,416,556

 727,927

 1.18

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 724,725

 3,747,420

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 3,742,785

 69,559

 CNH Equipment Trust 2013-A, 0.69%, 6/15/18

 69,533

 4,927,777

 Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)

 4,861,840

 1,800,000

 2.29

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 1,727,476

 928,743

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 929,003

 1,935,480

 5.07

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 1,964,555

 648,272

 0.74

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 7/25/36

 642,678

 1,750,000

 CRG Issuer 2015-1, 4.07%, 7/11/22 (144A)

 1,736,875

 524,355

 1.48

 CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34

 522,685

 4,950,000

 DB Master Finance LLC 2015-1, 3.98%, 2/21/45 (144A)

 4,841,100

 618,744

 Diamond Resorts Owner Trust 2015-1, 3.17%, 7/20/27 (144A)

 615,240

 5,486,250

 Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)

 5,277,729

 2,414,071

 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)

 2,470,446

 930,262

 3.47

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 940,656

 2,000,000

 DT Auto Owner Trust 2015-1, 4.26%, 2/15/22 (144A)

 1,971,253

 1,200,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 1,194,403

 2,100,000

 First Investors Auto Owner Trust 2014-3, 2.97%, 11/16/20 (144A)

 2,089,868

 510,000

 First Investors Auto Owner Trust 2015-1, 3.59%, 1/18/22 (144A)

 496,348

 648,649

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 647,970

 425,088

 1.18

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 419,865

 1,370,000

 0.66

 GSAMP Trust 2006-HE7, Floating Rate Note, 10/27/36

 1,161,046

 1,207,400

 1.78

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 1,159,209

 559,964

 0.73

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 531,581

 2,920,000

 Hercules Capital Funding Trust 2014-1, 3.524%, 4/16/21 (144A)

 2,894,450

 2,958,500

 HOA Funding LLC, 4.846%, 8/22/44 (144A)

 2,642,446

 239,165

 0.81

 Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36

 238,507

 1,208,409

 0.80

 Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35

 1,196,472

 294,497

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 293,945

 1,419,841

 Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)

 1,334,362

 322,620

 Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)

 319,396

 1,696,573

 1.64

 Invitation Homes 2014-SFR3 Trust, Floating Rate Note, 12/18/31 (144A)

 1,664,822

 131,767

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 130,774

 2,938,807

 0.88

 Irwin Home Equity Loan Trust 2005-1, Floating Rate Note, 6/25/25

 2,728,509

 455,103

 1.93

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 448,874

 588,631

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 610,439

 550,000

 Leaf Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)

 543,934

 206,809

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 3.01%, 5/15/41

 205,788

 209,291

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41

 216,843

 613,718

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 639,701

 949,015

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 939,018

 166,494

 0.58

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 163,429

 908,073

 1.13

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 902,397

 942,974

 NewStar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)

 939,327

 1,050,000

 NextGear Floorplan Master Owner Trust, 1.92%, 10/15/19 (144A)

 1,039,843

 1,000,000

 NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)

 990,027

 428,601

 2.08

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 423,423

 1,600,000

 OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)

 1,584,129

 1,600,000

 Oxford Finance Funding Trust 2014-1, 3.475%, 12/15/22 (144A)

 1,593,968

 1,000,000

 1.29

 PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)

 986,829

 775,000

 Prestige Auto Receivables Trust 2013-1, 3.04%, 7/15/20 (144A)

 764,365

 3,200,000

 Progreso Receivables Funding III LLC, 3.625%, 1/30/25 (144A)

 3,197,431

 2,000,000

 Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)

 1,989,083

 180,000

 2.69

 Progress Residential 2014-SFR1 Trust, Floating Rate Note, 10/17/31 (144A)

 174,264

 2,700,000

 2.84

 Progress Residential 2015-SFR1 Trust, Floating Rate Note, 2/20/32 (144A)

 2,621,223

 675,690

 0.68

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 666,855

 448,682

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 450,330

 721,398

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 722,150

 144,746

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 144,253

 3,360,000

 2.49

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 3,168,575

 620,430

 Skopos Auto Receivables Trust 2015-1, 3.1%, 12/15/23 (144A)

 618,318

 260,240

 Small Business Administration Participation Certificates, 4.2%, 9/1/29

 282,244

 393,428

 Small Business Administration Participation Certificates, 4.625%, 2/1/25

 421,157

 475,998

 Small Business Administration Participation Certificates, 4.84%, 5/1/25

 511,655

 572,780

 Small Business Administration Participation Certificates, 5.37%, 4/1/28

 643,353

 392,153

 Small Business Administration Participation Certificates, 5.63%, 10/1/28

 442,535

 118,550

 Small Business Administration Participation Certificates, 5.72%, 1/1/29

 135,740

 580,369

 Small Business Administration Participation Certificates, 6.02%, 8/1/28

 662,384

 125,536

 Small Business Administration Participation Certificates, 6.14%, 1/1/22

 135,829

 348,880

 Small Business Administration Participation Certificates, 6.22%, 12/1/28

 401,687

 6,975,000

 3.87

 Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)

 6,961,466

 3,300,000

 Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)

 3,139,776

 267,340

 Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)

 293,125

 875,000

 Spirit Master Funding VII LLC, 3.8868%, 12/21/43 (144A)

 890,330

 1,380,471

 SpringCastle America Funding LLC, 2.7%, 5/25/23 (144A)

 1,374,785

 1,142,602

 Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)

 1,139,521

 1,393,583

 Store Master Funding I LLC, 3.75%, 4/20/45 (144A)

 1,319,186

 285,427

 STORE Master Funding LLC, 4.16%, 3/20/43 (144A)

 283,810

 1,986,285

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 2,091,359

 498,976

 0.63

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 488,140

 1,031,953

 0.65

 Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)

 1,024,752

 44,009

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 45,209

 1,021,912

 Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)

 1,016,291

 422,291

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 416,843

 771,441

 1.37

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 749,132

 219,165

 Terwin Mortgage Trust Series TMTS 2005-12ALT, 4.924686%, 7/25/36 (Step)

 220,273

 2,176,326

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.309881%, 9/25/36 (Step)

 2,232,030

 800,000

 2.69

 Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)

 791,530

 2,140,000

 United Auto Credit Securitization Trust 2015-1, 2.92%, 6/17/19 (144A)

 2,081,697

 2,831,927

 US Residential Opportunity Fund III Trust 2015-1, 3.7213%, 1/29/35 (144A)

 2,808,409

 1,521,284

 VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)

 1,499,053

 3,214,648

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 3,157,317

 2,467,884

 VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)

 2,450,340

 3,102,677

 VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)

 3,075,304

 1,589,337

 Welk Resorts 2015-A LLC, 2.79%, 6/16/31 (144A)

 1,576,530

 543,977

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 544,021

 741,168

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 740,726

 2,134,295

 Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)

 2,096,945

 2,062,086

 Westgate Resorts 2015-1 LLC, 2.75%, 5/20/27 (144A)

 2,046,818

 61,951

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 61,913

 1,000,000

 Westlake Automobile Receivables Trust 2015-3, 3.05%, 5/17/21 (144A)

 994,899

 1,000,000

 Westlake Automobile Receivables Trust 2016-1, 3.29%, 9/15/21 (144A)

 999,800

 3,873,489

 3.50

 WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)

 3,935,375

 TOTAL ASSET BACKED SECURITIES

 (Cost $168,339,255)

 $

 166,903,067

 COLLATERALIZED MORTGAGE OBLIGATIONS - 16.6%

 19,893

 A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)

 $

 19,894

 1,018,787

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 1,006,026

 6,589,386

 3.62

 Agate Bay Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 6,436,840

 7,197,633

 3.50

 Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 7,311,550

 5,205,666

 3.50

 Agate Bay Mortgage Trust 2015-2, Floating Rate Note, 3/27/45 (144A)

 5,341,097

 4,650,223

 3.50

 Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)

 4,728,472

 6,254,678

 3.50

 Agate Bay Mortgage Trust 2016-1, Floating Rate Note, 12/25/45 (144A)

 6,366,581

 294,026

 0.88

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 258,959

 5,000,000

 2.19

 Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/17/25 (144A)

 4,850,000

 2,580,000

 2.64

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 2,545,862

 1,600,000

 2.38

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 1,569,927

 4,200,000

 2.14

 BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)

 4,196,052

 5,250,000

 2.69

 BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)

 5,125,941

 507,550

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 517,894

 862,651

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 875,191

 949,006

 2.75

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 947,561

 628,900

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 637,905

 748,264

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 761,302

 7,471,847

 Bayview Commercial Asset Trust 2007-2, 0.0%, 7/27/37 (Step) (144A)

 -

 768,619

 0.99

 Bear Stearns ALT-A Trust 2005-1, Floating Rate Note, 1/25/35

 738,815

 2,580,045

 2.79

 Bear Stearns ARM Trust 2003-6, Floating Rate Note, 8/25/33

 2,542,961

 961,088

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 960,396

 2,210,000

 2.39

 BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)

 2,152,714

 2,460,000

 2.29

 Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)

 2,433,289

 4,000,000

 2.94

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 3,883,116

 4,325,000

 Chase Mortgage Trust 2016-1, 3.75%, 4/25/45 (144A)

 4,299,470

 398,325

 2.86

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 398,549

 5,000,000

 Citigroup Commercial Mortgage Trust 2014-GC25 REMICS, 3.371%, 10/11/47

 5,259,482

 636,657

 3.50

 Citigroup Mortgage Loan Trust 2013-J1, Floating Rate Note, 10/25/43 (144A)

 640,711

 3,824,152

 3.75

 Citigroup Mortgage Loan Trust 2015-PS1, Floating Rate Note, 9/25/42 (144A)

 3,926,066

 2,553,166

 2.44

 Citigroup Mortgage Loan Trust, Inc. REMICS, Floating Rate Note, 8/25/34

 2,382,174

 957,890

 Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34

 1,014,854

 1,000,000

 4.65

 City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)

 1,001,486

 450,000

 COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45

 476,692

 915,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 933,559

 4,000,000

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44

 4,301,750

 4,200,000

 5.17

 COMM 2013-CCRE11 Mortgage Trust, Floating Rate Note, 8/12/50 (144A)

 4,395,856

 1,900,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46

 1,960,828

 3,800,000

 2.59

 COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/17/31 (144A)

 3,726,137

 4,150,000

 2.19

 COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)

 4,062,247

 4,500,000

 4.78

 COMM 2014-UBS3 Mortgage Trust, Floating Rate Note, 6/10/47

 4,545,094

 1,750,000

 3.68

 COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)

 1,730,215

 5,204,000

 4.55

 COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48

 5,278,356

 4,225,000

 COMM 2015-LC23 Mortgage Trust REMICS, 3.774%, 10/10/53

 4,539,334

 3,850,000

 Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45

 3,967,480

 2,342,205

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 2,380,781

 152,733

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 154,377

 2,700,000

 2.69

 CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)

 2,608,504

 4,802,292

 3.56

 CSMC Trust 2013-7, Floating Rate Note, 8/25/43 (144A)

 4,476,294

 7,063,700

 1.55

 CSMC Trust 2013-IVR2, Floating Rate Note, 4/27/43 (144A)

 6,629,678

 3,517,106

 1.55

 CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)

 3,360,254

 3,366,427

 3.48

 CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)

 3,307,792

 3,923,757

 3.48

 CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)

 3,705,672

 2,823,251

 3.00

 CSMC Trust 2013-IVR4, Floating Rate Note, 7/27/43 (144A)

 2,824,783

 2,036,412

 3.00

 CSMC Trust 2013-IVR4, Floating Rate Note, 7/27/43 (144A)

 2,033,778

 4,538,439

 3.00

 CSMC Trust 2014-WIN1, Floating Rate Note, 8/25/54 (144A)

 4,615,733

 7,841,131

 CSMC Trust 2015-2, 3.0%, 2/25/45 (144A)

 7,928,518

 4,523,949

 CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)

 4,670,353

 1,900,000

 5.47

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/12/44 (144A)

 2,109,796

 3,975,889

 3.50

 EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)

 3,962,598

 106,258

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20

 106,833

 901,302

 3.57

 Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43

 934,657

 2,072

 Federal National Mortgage Association REMICS, 10.3%, 4/25/19

 2,231

 1,558,695

 Federal National Mortgage Association REMICS, 3.0%, 6/25/23

 1,634,431

 581,167

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 625,506

 1,372,057

 Federal National Mortgage Association, 4.92%, 7/25/20

 1,392,789

 2,147,771

 Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45

 2,213,832

 850,000

 5.44

 FREMF Mortgage Trust 2010-K7, Floating Rate Note, 5/25/29 (144A)

 930,572

 600,000

 5.25

 FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)

 652,705

 890,000

 5.20

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 966,428

 5,380,000

 4.77

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 5,589,596

 1,250,000

 4.88

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 1,302,775

 900,000

 3.10

 FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)

 909,758

 3,000,000

 3.16

 FREMF Mortgage Trust 2013-K713, Floating Rate Note, 4/25/46 (144A)

 2,990,181

 2,401,000

 3.01

 FREMF Mortgage Trust 2014-K503, Floating Rate Note, 10/25/47 (144A)

 2,392,148

 1,869,076

 4.44

 FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)

 1,870,204

 650,000

 3.36

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 652,652

 2,010,000

 3.82

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 2,048,282

 4,630,000

 3.38

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 4,539,173

 717,715

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 692,284

 1,693,790

 0.70

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32

 1,617,357

 855,095

 Government National Mortgage Association REMICS, 3.25%, 4/16/27

 908,578

 1,296,670

 Government National Mortgage Association, 3.0%, 4/20/41

 1,348,511

 913,982

 Government National Mortgage Association, 5.25%, 8/16/35

 1,022,651

 2,000,000

 4.60

 Government National Mortgage Association, Floating Rate Note, 1/16/50

 2,222,018

 2,800,000

 GS Mortgage Securities Corp Trust 2012-SHOP, 2.933%, 6/6/31 (144A)

 2,882,668

 1,250,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 1,318,504

 1,000,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 1,003,722

 637,994

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 641,824

 833,311

 2.95

 GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35

 833,975

 5,849,000

 2.08

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35

 5,673,283

 2,100,000

 2.14

 Hyatt Hotel Portfolio Trust 2015-HYT, Floating Rate Note, 11/15/29 (144A)

 2,045,934

 475,674

 1.23

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 432,143

 879,651

 0.63

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 816,343

 2,718,753

 0.69

 JP Morgan Alternative Loan Trust, Floating Rate Note, 1/25/36

 2,476,716

 4,260,234

 JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/17/47

 4,385,133

 3,663,352

 5.56

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP6, Floating Rate Note, 4/15/43

 3,658,740

 371,009

 0.59

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 368,435

 1,600,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 1,637,176

 1,350,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/17/46

 1,483,520

 1,200,000

 3.98

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)

 1,230,836

 4,600,000

 2.39

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)

 4,460,127

 2,200,000

 2.64

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)

 2,179,695

 900,000

 2.54

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)

 879,777

 1,260,000

 1.79

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 1,244,598

 4,600,000

 2.69

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)

 4,477,312

 4,000,000

 3.19

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)

 3,963,507

 184,961

 2.62

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 182,676

 1,300,505

 2.65

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 1,315,177

 487,250

 2.69

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 475,754

 531,107

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 544,129

 2,194,348

 3.00

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 2,230,179

 5,299,482

 3.00

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 5,304,139

 6,699,864

 2.50

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 6,763,533

 1,755,210

 3.52

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 1,738,370

 1,293,388

 3.50

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 1,312,759

 1,337,390

 3.50

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 1,374,673

 7,353,376

 3.00

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 7,533,762

 6,626,116

 3.42

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 6,841,613

 1,378,415

 3.43

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 1,359,328

 4,793,010

 3.00

 JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)

 4,925,565

 2,314,915

 3.03

 JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)

 2,293,241

 5,790,569

 4.08

 JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)

 5,987,790

 8,693,136

 3.50

 JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)

 8,848,326

 6,775,404

 0.93

 JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)

 6,454,143

 5,796,900

 3.00

 JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)

 5,876,022

 3,283,257

 3.73

 JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)

 3,084,051

 4,781,644

 3.50

 JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)

 4,867,006

 1,552,136

 2.50

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 1,613,252

 3,956,925

 3.51

 La Hipotecaria Panamanian Mortgage Trust 2014-1, Floating Rate Note, 11/24/42 (144A)

 4,013,806

 100,410

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 100,702

 143,314

 1.39

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 142,772

 3,690,000

 3.31

 LSTAR Commercial Mortgage Trust 2015-3, Floating Rate Note, 4/22/48 (144A)

 3,691,148

 1,719,010

 2.44

 LSTAR Securities Investment 2016-1, Floating Rate Note, 1/1/21 (144A)

 1,676,114

 6,542,902

 2.44

 LSTAR Securities Investment Trust 2015-3, Floating Rate Note, 3/2/20 (144A)

 6,392,611

 8,298,870

 2.44

 LSTAR Securities Investment Trust 2015-4, Floating Rate Note, 4/1/20 (144A)

 8,049,904

 1,874,872

 2.44

 LSTAR Securities Investment Trust 2015-5, Floating Rate Note, 4/1/20 (144A)

 1,830,665

 650,311

 0.88

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30

 615,955

 1,452,834

 0.99

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 1,345,343

 2,788,624

 3.00

 Mill City Mortgage Trust 2015-2, Floating Rate Note, 9/25/57 (144A)

 2,806,152

 3,892,376

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 4,043,177

 2,385,000

 1.05

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 2,008,500

 5,046,927

 3.75

 New Residential Mortgage Loan Trust 2014-2, Floating Rate Note, 5/26/54 (144A)

 5,192,753

 2,661,027

 3.75

 New Residential Mortgage Loan Trust 2014-3, Floating Rate Note, 11/25/54 (144A)

 2,745,259

 9,121,829

 3.75

 New Residential Mortgage Loan Trust 2015-1, Floating Rate Note, 5/28/52 (144A)

 9,160,327

 4,096,798

 3.32

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 3,995,393

 4,674,774

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 4,664,265

 4,750,340

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 4,834,773

 6,216,286

 3.32

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 6,123,634

 309,406

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)

 307,401

 395,852

 3.50

 PMT Loan Trust 2013-J1, Floating Rate Note, 9/25/43 (144A)

 403,173

 288,995

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 292,433

 823,256

 0.99

 RALI Series 2003-QS13 Trust, Floating Rate Note, 7/25/33

 751,554

 222,947

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 223,950

 610,760

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 607,274

 2,715,629

 2.09

 RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35

 2,383,335

 2,550,520

 RREF 2015-LT7 LLC, 3.0%, 12/25/32 (144A)

 2,550,520

 4,826,205

 1.81

 Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42

 4,567,178

 6,931,857

 3.58

 Sequoia Mortgage Trust 2013-10, Floating Rate Note, 8/25/43 (144A)

 7,071,708

 2,044,379

 1.87

 Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43

 1,935,366

 7,440,027

 3.53

 Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43

 7,450,693

 7,352,630

 2.33

 Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43

 7,132,838

 1,223,658

 1.55

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 1,184,959

 6,192,226

 3.50

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 6,164,150

 2,884,063

 2.50

 Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)

 2,818,514

 2,576,450

 3.00

 Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)

 2,583,294

 8,383,266

 2.50

 Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43

 8,210,202

 10,843,917

 2.50

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 10,527,947

 3,683,398

 3.00

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 3,686,057

 599,846

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 590,849

 4,560,749

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 4,544,909

 6,275,501

 3.54

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 6,290,580

 1,662,760

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)

 1,697,640

 6,132,946

 3.00

 Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 6,074,542

 12,784,205

 3.50

 Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)

 12,956,498

 8,586,318

 3.00

 Sequoia Mortgage Trust 2015-4, Floating Rate Note, 11/25/30 (144A)

 8,744,143

 40,336

 3.00

 Sequoia Mortgage Trust, Floating Rate Note, 9/25/42

 40,317

 750,000

 3.79

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 748,838

 1,226,767

 2.16

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 1,224,799

 1,877,835

 1.17

 Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33

 1,789,396

 591,474

 0.74

 Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35

 492,592

 620,445

 2.34

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 609,195

 4,470,000

 TimberStar Trust I REMICS, 5.668%, 10/15/36 (144A)

 4,536,197

 1,435,000

 TimberStar Trust I, 5.7467%, 10/15/36 (144A)

 1,451,914

 6,420,299

 Towd Point Mortgage Trust 2015-1, 2.75%, 11/25/60 (144A)

 6,462,844

 1,539,133

 2.43

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 1,529,129

 3,110,777

 2.86

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 3,126,331

 497,257

 Vendee Mortgage Trust 2008-1, 5.25%, 1/15/32

 551,346

 991,539

 Vendee Mortgage Trust 2010-1, 4.25%, 2/15/35

 1,066,131

 83,977

 VFC 2015-3 LLC, 2.75%, 12/20/31 (144A)

 83,939

 1,799,577

 VOLT XXX LLC, 3.625%, 10/25/57 (Step) (144A)

 1,772,692

 1,476,398

 WaMu Mortgage Pass-Through Certificates Series 2003-S10, 4.5%, 10/25/18

 1,480,254

 1,412,116

 Wells Fargo Commercial Mortgage Trust 2010-C1, 3.349%, 11/18/43 (144A)

 1,457,476

 1,927,000

 Wells Fargo Commercial Mortgage Trust 2012-LC5 REMICS, 3.539%, 10/17/45

 2,009,112

 4,500,000

 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/17/50

 4,766,562

 5,300,000

 2.29

 Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/16/27 (144A)

 5,131,530

 3,330,000

 Wells Fargo Commercial Mortgage Trust 2015-NXS3, 3.617%, 9/17/57

 3,535,811

 2,327,363

 3.18

 Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)

 2,327,363

 350,000

 5.39

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 369,237

 1,323,000

 5.60

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 1,365,846

 4,800,000

 WFRBS Commercial Mortgage Trust 2013-C16, 4.136%, 9/17/46

 5,300,059

 6,516,517

 3.50

 WinWater Mortgage Loan Trust 2015-3 REMICS, Floating Rate Note, 3/20/45 (144A)

 6,649,956

 7,678,565

 3.50

 WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)

 7,793,567

 4,866,485

 3.81

 WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)

 4,781,321

 4,931,211

 3.50

 WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/22/46 (144A)

 5,071,926

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $611,119,481)

 $

 611,113,844

 CORPORATE BONDS - 39.4%

 Energy - 4.4%

 Oil & Gas Drilling - 0.3%

 7,241,000

 Ensco Plc, 4.5%, 10/1/24

 $

 4,018,755

 1,339,000

 Pride International, Inc., 6.875%, 8/15/20

 977,470

 6,185,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 4,246,788

 5,505,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 3,208,666

 $

 12,451,679

 Oil & Gas Equipment & Services - 0.1%

 2,250,000

 Halliburton Co., 7.6%, 8/15/96 (144A)

 $

 2,637,472

 675,000

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 469,125

 2,815,000

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 2,807,962

 $

 5,914,559

 Integrated Oil & Gas - 0.7%

 4,175,000

 BP Capital Markets Plc, 3.062%, 3/17/22

 $

 4,254,943

 5,150,000

 Exxon Mobil Corp., 4.114%, 3/1/46

 5,460,545

 4,750,000

 Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)

 5,068,891

 10,050,000

 Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)

 10,091,878

 $

 24,876,257

 Oil & Gas Exploration & Production - 0.3%

 5,275,000

 CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24

 $

 5,454,471

 2,360,000

 Newfield Exploration Co., 5.375%, 1/1/26

 2,147,600

 1,400,000

 Newfield Exploration Co., 5.625%, 7/1/24

 1,312,500

 172,377

 Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.832%, 9/30/16 (144A)

 175,957

 4,150,000

 WPX Energy, Inc., 7.5%, 8/1/20

 3,237,000

 $

 12,327,528

 Oil & Gas Refining & Marketing - 0.4%

 4,198,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 $

 3,371,506

 3,800,000

 Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)

 3,938,020

 2,825,000

 Valero Energy Corp., 6.625%, 6/15/37

 3,064,179

 2,890,000

 Valero Energy Corp., 9.375%, 3/15/19

 3,446,117

 $

 13,819,822

 Oil & Gas Storage & Transportation - 2.6%

 10,000,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 9,145,150

 5,425,000

 Buckeye Partners LP, 4.15%, 7/1/23

 4,890,762

 2,900,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 2,773,061

 3,340,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 1,720,100

 9,250,000

 Enbridge Energy Partners LP, 7.375%, 10/15/45

 9,348,901

 5,328,000

 Enterprise Products Operating LLC, 3.7%, 2/15/26

 5,225,878

 2,090,000

 Enterprise Products Operating LLC, 3.75%, 2/15/25

 2,086,186

 5,860,000

 Enterprise Products Operating LLC, 3.9%, 2/15/24

 5,923,100

 4,675,000

 Kinder Morgan Energy Partners LP, 4.25%, 9/1/24

 4,427,248

 7,100,000

 Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46

 6,041,880

 7,335,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 6,518,820

 3,640,000

 Magellan Midstream Partners LP, 5.0%, 3/1/26

 3,936,405

 5,325,000

 Plains All American Pipeline LP, 4.65%, 10/15/25

 4,923,058

 5,300,000

 Plains All American Pipeline LP, 4.9%, 2/15/45

 4,081,445

 2,475,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 2,598,176

 1,500,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,597,545

 2,200,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 1,933,307

 16,525,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 10,989,125

 2,475,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 2,048,062

 4,425,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 4,418,756

 $

 94,626,965

 Total Energy

 $

 164,016,810

 Materials - 1.9%

 Commodity Chemicals - 0.0% †

 2,625,000

 Methanex Corp., 4.25%, 12/1/24

 $

 2,191,990

 40,000

 NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)

 38,900

 $

 2,230,890

 Diversified Chemicals - 0.1%

 4,845,000

 CF Industries, Inc., 5.15%, 3/15/34

 $

 4,562,716

 980,000

 Eastman Chemical Co., 4.8%, 9/1/42

 929,416

 $

 5,492,132

 Fertilizers & Agricultural Chemicals - 0.3%

 2,800,000

 Agrium, Inc., 4.125%, 3/15/35

 $

 2,433,113

 7,600,000

 Agrium, Inc., 5.25%, 1/15/45

 7,504,954

 $

 9,938,067

 Specialty Chemicals - 0.1%

 3,025,000

 The Valspar Corp., 3.3%, 2/1/25

 $

 2,982,248

 Construction Materials - 0.4%

 3,328,000

 CEMEX Espana SA, 9.875%, 4/30/19 (144A)

 $

 3,506,048

 10,600,000

 CRH America, Inc., 3.875%, 5/18/25 (144A)

 11,040,547

 475,000

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 530,339

 $

 15,076,934

 Metal & Glass Containers - 0.2%

 2,275,000

 Ball Corp., 4.0%, 11/15/23

 $

 2,240,875

 4,000,000

 Ball Corp., 5.25%, 7/1/25

 4,200,000

 $

 6,440,875

 Paper Packaging - 0.3%

 6,975,000

 International Paper Co., 3.65%, 6/15/24

 $

 7,078,237

 1,025,000

 International Paper Co., 3.8%, 1/15/26

 1,045,188

 2,400,000

 International Paper Co., 6.0%, 11/15/41

 2,606,626

 $

 10,730,051

 Diversified Metals & Mining - 0.2%

 1,850,000

 Freeport-McMoRan, Inc., 3.875%, 3/15/23

 $

 1,253,375

 1,650,000

 Freeport-McMoRan, Inc., 4.55%, 11/14/24

 1,126,125

 4,000,000

 Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)

 3,600,000

 $

 5,979,500

 Steel - 0.3%

 3,550,000

 Commercial Metals Co., 4.875%, 5/15/23

 $

 3,141,750

 1,175,000

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 960,562

 4,400,000

 Reliance Steel & Aluminum Co., 4.5%, 4/15/23

 4,241,582

 3,135,000

 Worthington Industries, Inc., 4.55%, 4/15/26

 3,128,893

 $

 11,472,787

 Paper Products - 0.0% †

 1,285,000

 Clearwater Paper Corp., 4.5%, 2/1/23

 $

 1,225,569

 Total Materials

 $

 71,569,053

 Capital Goods - 1.6%

 Aerospace & Defense - 0.4%

 2,600,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 2,366,000

 1,915,000

 Lockheed Martin Corp., 3.1%, 1/15/23

 1,986,209

 10,250,000

 United Technologies Corp., 1.778%, 5/4/18 (Step)

 10,273,882

 $

 14,626,091

 Building Products - 0.7%

 7,225,000

 Fortune Brands Home & Security, Inc., 3.0%, 6/15/20

 $

 7,313,311

 8,595,000

 Masco Corp., 4.375%, 4/1/26

 8,750,655

 1,050,000

 Masco Corp., 4.45%, 4/1/25

 1,089,165

 825,000

 Masco Corp., 5.95%, 3/15/22

 907,500

 5,150,000

 Owens Corning, 4.2%, 12/1/24

 5,143,346

 3,600,000

 5.75

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 3,780,000

 $

 26,983,977

 Industrial Conglomerates - 0.1%

 2,950,000

 Tyco Electronics Group SA, 6.55%, 10/1/17

 $

 3,151,904

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 3,727,000

 Cummins, Inc., 5.65%, 3/1/98

 $

 3,967,406

 Industrial Machinery - 0.0% †

 604,000

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 678,080

 Trading Companies & Distributors - 0.3%

 2,800,000

 Aircastle, Ltd., 6.75%, 4/15/17

 $

 2,929,500

 2,260,000

 GATX Corp., 5.2%, 3/15/44

 2,181,142

 5,660,000

 GATX Corp., 6.0%, 2/15/18

 6,019,263

 $

 11,129,905

 Total Capital Goods

 $

 60,537,363

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 5,415,000

 Verisk Analytics, Inc., 5.5%, 6/15/45

 $

 5,291,814

 Total Commercial Services & Supplies

 $

 5,291,814

 Transportation - 2.3%

 Airlines - 0.6%

 4,523,057

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 4,590,902

 3,962,082

 Air Canada 2015-1 Class A Pass Through Trust, 3.6%, 9/15/28 (144A)

 3,783,788

 4,198,290

 American Airlines 2015-2 Class AA Pass Through Trust, 3.6%, 9/22/27

 4,324,239

 2,421,821

 American Airlines 2015-2 Class B Pass Through Trust, 4.4%, 9/22/25

 2,377,926

 4,370,000

 Southwest Airlines Co., 2.65%, 11/5/20

 4,455,709

 2,350,000

 Southwest Airlines Co., 2.75%, 11/6/19

 2,417,414

 1,356,928

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27

 1,394,922

 $

 23,344,900

 Railroads - 1.2%

 14,485,000

 Burlington Northern Santa Fe LLC, 4.15%, 4/1/45

 $

 14,862,754

 10,335,000

 CSX Corp., 3.35%, 11/1/25

 10,642,508

 6,650,000

 TTX Co., 3.6%, 1/15/25 (144A)

 6,763,715

 13,215,000

 Union Pacific Corp., 3.375%, 2/1/35

 12,730,485

 $

 44,999,462

 Trucking - 0.3%

 529,000

 Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)

 $

 523,276

 1,400,000

 Penske Truck Leasing Co Lp, 3.3%, 4/1/21 (144A)

 1,395,015

 8,850,000

 Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)

 8,786,731

 $

 10,705,022

 Highways & Railtracks - 0.2%

 1,300,000

 ERAC USA Finance LLC, 3.8%, 11/1/25 (144A)

 $

 1,348,788

 4,600,000

 ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)

 4,531,294

 $

 5,880,082

 Total Transportation

 $

 84,929,466

 Automobiles & Components - 0.5%

 Automobile Manufacturers - 0.5%

 4,975,000

 Ford Motor Credit Co LLC, 2.24%, 6/15/18

 $

 4,981,328

 6,425,000

 Ford Motor Credit Co LLC, 3.219%, 1/9/22

 6,544,479

 5,000,000

 Toyota Motor Credit Corp., 2.125%, 7/18/19

 5,112,925

 $

 16,638,732

 Total Automobiles & Components

 $

 16,638,732

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 5,120,000

 Lennar Corp., 4.75%, 4/1/21

 $

 5,184,000

 Total Consumer Durables & Apparel

 $

 5,184,000

 Consumer Services - 0.2%

 Education Services - 0.2%

 2,600,000

 President and Fellows of Harvard College, 2.3%, 10/1/23

 $

 2,633,119

 3,550,000

 Tufts University, 5.017%, 4/15/12

 3,975,116

 $

 6,608,235

 Specialized Consumer Services - 0.0% †

 1,300,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 $

 1,163,500

 Total Consumer Services

 $

 7,771,735

 Media - 0.8%

 Cable & Satellite - 0.6%

 6,995,000

 CCO Safari II LLC, 6.384%, 10/23/35 (144A)

 $

 7,722,193

 10,310,000

 Comcast Corp., 5.65%, 6/15/35

 12,695,239

 650,000

 Time Warner Cable, Inc., 6.55%, 5/1/37

 712,294

 $

 21,129,726

 Movies & Entertainment - 0.2%

 8,300,000

 Time Warner, Inc., 4.7%, 1/15/21

 $

 9,136,424

 Total Media

 $

 30,266,150

 Retailing - 0.9%

 Catalog Retail - 0.2%

 7,300,000

 QVC, Inc., 4.45%, 2/15/25

 $

 7,056,874

 Internet Retail - 0.5%

 5,900,000

 Expedia, Inc., 4.5%, 8/15/24

 $

 5,939,430

 375,000

 Expedia, Inc., 5.0%, 2/15/26 (144A)

 375,562

 3,800,000

 Expedia, Inc., 5.95%, 8/15/20

 4,237,692

 7,375,000

 The Priceline Group, Inc., 3.65%, 3/15/25

 7,564,538

 $

 18,117,222

 Home Improvement Retail - 0.1%

 4,520,000

 The Home Depot, Inc., 2.625%, 6/1/22

 $

 4,675,642

 Automotive Retail - 0.1%

 2,575,000

 AutoZone, Inc., 2.5%, 4/15/21

 $

 2,582,182

 Total Retailing

 $

 32,431,920

 Food & Staples Retailing - 0.3%

 Drug Retail - 0.1%

 650,000

 CVS Health Corp., 2.25%, 8/12/19

 $

 666,275

 616,178

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 671,634

 1,341,611

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 1,453,388

 $

 2,791,297

 Food Retail - 0.2%

 7,472,000

 The Kroger Co., 2.95%, 11/1/21

 $

 7,787,244

 Total Food & Staples Retailing

 $

 10,578,541

 Food, Beverage & Tobacco - 1.0%

 Brewers - 0.1%

 4,350,000

 1.88

 Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21

 $

 4,426,938

 Distillers & Vintners - 0.0% †

 630,000

 Constellation Brands, Inc., 3.75%, 5/1/21

 $

 637,875

 Agricultural Products - 0.2%

 5,175,000

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 4,916,250

 Packaged Foods & Meats - 0.5%

 9,100,000

 Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)

 $

 9,143,516

 8,315,000

 Kraft Heinz Foods Co., 3.5%, 6/6/22

 8,740,271

 $

 17,883,787

 Tobacco - 0.2%

 7,275,000

 Reynolds American, Inc., 4.45%, 6/12/25

 $

 8,004,261

 Total Food, Beverage & Tobacco

 $

 35,869,111

 Health Care Equipment & Services - 0.7%

 Health Care Equipment - 0.5%

 10,525,000

 Becton Dickinson and Co., 3.734%, 12/15/24

 $

 11,204,968

 7,300,000

 Medtronic, Inc., 4.625%, 3/15/45

 8,170,291

 $

 19,375,259

 Health Care Supplies - 0.0% †

 1,600,000

 Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)

 $

 1,624,000

 Health Care Services - 0.1%

 2,600,000

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 2,566,985

 Health Care Facilities - 0.1%

 1,000,000

 HCA, Inc., 5.25%, 6/15/26

 $

 1,025,000

 2,400,000

 NYU Hospitals Center, 4.428%, 7/1/42

 2,431,798

 $

 3,456,798

 Total Health Care Equipment & Services

 $

 27,023,042

 Pharmaceuticals, Biotechnology & Life Sciences - 1.2%

 Biotechnology - 1.0%

 8,430,000

 AbbVie, Inc., 3.6%, 5/14/25

 $

 8,849,114

 11,025,000

 Baxalta, Inc., 3.6%, 6/23/22 (144A)

 11,200,187

 3,550,000

 Biogen, Inc., 3.625%, 9/15/22

 3,754,821

 4,275,000

 Biogen, Inc., 4.05%, 9/15/25

 4,568,611

 7,550,000

 Gilead Sciences, Inc., 4.5%, 2/1/45

 7,997,028

 $

 36,369,761

 Pharmaceuticals - 0.2%

 3,150,000

 Johnson & Johnson, 4.375%, 12/5/33

 $

 3,588,398

 3,300,000

 Perrigo Finance Unlimited Co., 3.5%, 3/15/21

 3,381,635

 $

 6,970,033

 Life Sciences Tools & Services - 0.0% †

 894,000

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 947,649

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 44,287,443

 Banks - 5.8%

 Diversified Banks - 5.2%

 5,215,000

 Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)

 $

 5,281,752

 4,600,000

 9.00

 Banco Bilbao Vizcaya Argentaria SA, Floating Rate Note (Perpetual)

 4,726,500

 1,150,000

 Bank of America Corp., 4.2%, 8/26/24

 1,171,034

 2,350,000

 6.30

 Bank of America Corp., Floating Rate Note (Perpetual)

 2,420,500

 3,950,000

 6.10

 Bank of America Corp., Floating Rate Note (Perpetual)

 3,890,750

 6,975,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 7,199,595

 2,565,000

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 2,704,092

 5,250,000

 Barclays Plc, 3.65%, 3/16/25

 4,922,699

 3,000,000

 Barclays Plc, 4.375%, 1/12/26

 2,943,960

 2,400,000

 BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)

 2,484,000

 3,815,000

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 4,167,888

 2,066,000

 BNP Paribas SA, 4.375%, 9/28/25 (144A)

 2,064,050

 9,150,000

 7.62

 BNP Paribas SA, Floating Rate Note (Perpetual) (144A)

 9,200,325

 3,860,000

 BPCE SA, 4.875%, 4/1/26 (144A)

 3,828,336

 2,850,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 2,800,125

 5,220,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 5,029,141

 3,435,000

 Cooperatieve Rabobank UA, 3.875%, 2/8/22

 3,663,867

 6,425,000

 Cooperatieve Rabobank UA, 3.95%, 11/9/22

 6,581,564

 4,825,000

 7.88

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 4,559,625

 7,500,000

 8.12

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 7,481,850

 1,845,000

 6.62

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 1,733,857

 11,200,000

 Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22

 11,147,080

 7,475,000

 Export-Import Bank of Korea, 2.25%, 1/21/20

 7,537,222

 5,425,000

 First Tennessee Bank NA, 2.95%, 12/1/19

 5,437,765

 1,305,000

 HSBC Bank Plc, 7.65%, 5/1/25

 1,639,375

 3,940,000

 HSBC Holdings Plc, 4.25%, 3/14/24

 3,980,909

 11,836,000

 6.50

 ING Groep NV, Floating Rate Note, 12/29/49

 10,844,735

 1,400,000

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 1,601,636

 8,125,000

 7.70

 Intesa Sanpaolo S.p.A., Floating Rate Note (Perpetual) (144A)

 7,464,844

 5,125,000

 Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)

 5,141,205

 840,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 955,801

 4,500,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 4,717,058

 5,600,000

 6.12

 Nordea Bank AB, Floating Rate Note (Perpetual) (144A)

 5,334,000

 3,500,000

 Royal Bank of Scotland Group Plc, 4.8%, 4/5/26

 3,511,585

 8,075,000

 7.50

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 7,509,750

 421,053

 3.38

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 420,862

 2,600,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 2,554,500

 4,800,000

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 4,608,821

 1,800,000

 Sumitomo Mitsui Banking Corp., 1.75%, 1/16/18

 1,803,177

 11,675,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.3%, 3/5/20 (144A)

 11,703,417

 3,540,000

 Wells Fargo Bank NA, 6.0%, 11/15/17

 3,797,393

 $

 190,566,645

 Regional Banks - 0.5%

 1,190,000

 CoBank ACB, 7.875%, 4/16/18 (144A)

 $

 1,191,884

 7,000,000

 Credit Suisse AG New York NY, 1.75%, 1/29/18

 7,012,439

 7,378,000

 KeyCorp, 5.1%, 3/24/21

 8,164,657

 1,435,000

 PNC Bank NA, 6.0%, 12/7/17

 1,523,861

 1,025,000

 SunTrust Banks, Inc., 3.5%, 1/20/17

 1,041,035

 890,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 973,348

 $

 19,907,224

 Thrifts & Mortgage Finance - 0.1%

 2,300,000

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 2,372,760

 Total Banks

 $

 212,846,629

 Diversified Financials - 3.9%

 Other Diversified Financial Services - 0.4%

 5,930,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 $

 6,446,141

 1,392,000

 General Electric Co., 5.3%, 2/11/21

 1,616,598

 1,857,079

 Grain Spectrum Funding II LLC, 3.29%, 10/10/19 (144A)

 1,825,694

 4,550,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 4,995,900

 1,250,000

 0.00

 Tiers Trust, Floating Rate Note, 10/15/97 (144A) (d)

 1,186,769

 $

 16,071,102

 Specialized Finance - 0.8%

 3,725,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 4,190,625

 3,200,000

 BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)

 3,303,040

 2,980,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 3,299,024

 2,000,000

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 2,146,584

 5,480,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 4,726,500

 11,625,000

 USAA Capital Corp., 2.45%, 8/1/20 (144A)

 11,906,592

 $

 29,572,365

 Consumer Finance - 1.1%

 1,500,000

 Ally Financial, Inc., 3.6%, 5/21/18

 $

 1,486,875

 800,000

 Ally Financial, Inc., 4.625%, 3/30/25

 789,000

 5,050,000

 Ally Financial, Inc., 5.125%, 9/30/24

 5,163,625

 1,125,000

 Ally Financial, Inc., 5.75%, 11/20/25

 1,099,688

 7,695,000

 American Honda Finance Corp., 1.2%, 7/14/17

 7,708,512

 1,465,000

 Capital One Bank USA NA, 8.8%, 7/15/19

 1,729,283

 6,650,000

 Capital One Financial Corp., 3.75%, 4/24/24

 6,842,631

 2,300,000

 General Motors Financial Co, Inc., 3.7%, 11/24/20

 2,343,960

 6,525,000

 General Motors Financial Co, Inc., 4.0%, 1/15/25

 6,337,158

 2,245,000

 Hyundai Capital America, 1.45%, 2/6/17 (144A)

 2,242,409

 3,125,000

 Hyundai Capital America, 2.0%, 3/19/18 (144A)

 3,147,078

 $

 38,890,219

 Asset Management & Custody Banks - 0.8%

 2,525,000

 Affiliated Managers Group, Inc., 4.25%, 2/15/24

 $

 2,600,316

 1,725,000

 Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)

 1,749,843

 6,925,000

 Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)

 8,345,075

 733,000

 Eaton Vance Corp., 6.5%, 10/2/17

 782,623

 5,025,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 5,134,967

 2,400,000

 Legg Mason, Inc., 3.95%, 7/15/24

 2,401,603

 2,425,000

 Legg Mason, Inc., 4.75%, 3/15/26

 2,458,790

 4,290,000

 Legg Mason, Inc., 5.625%, 1/15/44

 4,211,630

 4,250,000

 Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)

 3,599,436

 $

 31,284,283

 Investment Banking & Brokerage - 0.5%

 1,650,000

 KKR Group Finance Co III LLC, 5.125%, 6/1/44 (144A)

 $

 1,616,459

 2,730,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 3,009,145

 5,100,000

 Morgan Stanley, 4.1%, 5/22/23

 5,259,344

 300,000

 Morgan Stanley, 4.875%, 11/1/22

 325,034

 2,900,000

 5.55

 Morgan Stanley, Floating Rate Note (Perpetual)

 2,858,675

 643,000

 North American Development Bank, 2.3%, 10/10/18

 659,027

 4,400,000

 UBS AG, 7.625%, 8/17/22

 5,039,452

 $

 18,767,136

 Diversified Capital Markets - 0.3%

 4,031,000

 GE Capital International Funding Co., 2.342%, 11/15/20 (144A)

 $

 4,129,518

 6,900,000

 2.29

 ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)

 6,913,545

 $

 11,043,063

 Total Diversified Financials

 $

 145,628,168

 Insurance - 5.8%

 Insurance Brokers - 0.1%

 5,000,000

 Brown & Brown, Inc., 4.2%, 9/15/24

 $

 5,033,790

 Life & Health Insurance - 0.8%

 7,000,000

 Aflac, Inc., 3.625%, 11/15/24

 $

 7,292,929

 4,250,000

 Protective Life Corp., 7.375%, 10/15/19

 4,941,883

 1,090,000

 Prudential Financial, Inc., 4.5%, 11/16/21

 1,197,249

 1,500,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 1,527,750

 2,140,000

 8.88

 Prudential Financial, Inc., Floating Rate Note, 6/15/68

 2,348,650

 1,800,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 1,881,000

 6,980,000

 Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)

 8,984,817

 $

 28,174,278

 Multi-line Insurance - 0.4%

 5,985,000

 AIG, 3.875%, 1/15/35

 $

 5,346,233

 2,335,000

 AXA SA, 8.6%, 12/15/30

 3,070,525

 5,325,000

 Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)

 6,662,656

 $

 15,079,414

 Property & Casualty Insurance - 0.7%

 9,000,000

 CNA Financial Corp., 4.5%, 3/1/26

 $

 9,123,489

 1,850,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 2,172,414

 396,000

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 400,365

 1,300,000

 The Allstate Corp., 5.95%, 4/1/36

 1,644,331

 5,455,000

 6.50

 The Allstate Corp., Floating Rate Note, 5/15/57

 5,918,675

 4,150,000

 The Hanover Insurance Group, Inc., 6.375%, 6/15/21

 4,740,815

 $

 24,000,089

 Reinsurance - 3.8%

 1,500,000

 4.05

 Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)

 $

 1,513,500

 2,750,000

 6.20

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 2,808,025

 937,930

 Altair Re, Variable Rate Notes, 6/30/16 (e) (f)

 52,336

 974,064

 Altair Re, Variable Rate Notes, 6/30/17 (e) (f)

 394,496

 500,000

 2.95

 Aozora Re, Ltd., Floating Rate Note, 4/7/23 (Cat Bond) (144A)

 500,150

 900,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (e) (f)

 1,014,030

 500,000

 3.80

 Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 509,400

 2,000,000

 Berwick 2016-1 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (e) (f)

 2,030,200

 800,000

 Berwick Segregated Account (KANE SAC Ltd.), Variable Rate Note, 1/22/16 (e) (f)

 8,640

 3,050,000

 4.56

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 3,049,085

 1,100,000

 0.00

 Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat Bond) (144A) (f)

 1,103,630

 1,850,000

 7.04

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,873,310

 3,600,000

 Carnosutie 2016-N,Segregated Account (Kane SAC Ltd.), Variance Rate Notes, 11/30/20 (e) (f)

 3,654,720

 3,000,000

 Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/19/16 (e) (f)

 61,200

 250,000

 4.77

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 246,200

 550,000

 3.96

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 543,235

 1,200,000

 Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (e) (f)

 1,199,760

 925,000

 Eden Re II, Ltd., 0.0%, 4/23/19 (144A) (e) (f)

 939,800

 25,000

 Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (e) (f)

 211,150

 2,475,000

 Eden Re II, Variable Rate Notes, 4/23/19 (e) (f)

 2,514,600

 1,200,000

 7.59

 Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 1,213,800

 3,500,000

 Gleneagles Segregated Account (KANE SAC Ltd), Variable Rate Notes, 11/30/20 (e) (f)

 3,587,150

 2,800,000

 2.51

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 2,756,320

 5,100,000

 Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Note 11/30/20 (e) (f)

 5,203,530

 3,700,000

 Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/17 (e) (f)

 99,900

 1,150,000

 4.31

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 1,151,380

 1,000,000

 4.81

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 1,002,400

 1,700,000

 3.92

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 1,681,470

 3,000,000

 7.06

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond)  (144A)

 3,020,700

 1,500,000

 9.56

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond)(144A)

 1,513,200

 3,700,000

 4.92

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 3,690,380

 350,000

 4.67

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 347,690

 500,000

 Lahinch Re, Variable Rate Notes, 6/15/16 (e) (f)

 505,300

 250,000

 9.95

 Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 255,225

 9,950,000

 4.49

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 9,946,020

 4,000,000

 3.75

 Longpoint Re, Ltd. III, Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 4,035,600

 1,300,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (e) (f)

 91,000

 4,050,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (e) (f)

 4,050,000

 1,000,000

 2.26

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 995,600

 1,000,000

 9.03

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 1,018,000

 1,100,000

 7.42

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 1,105,940

 3,600,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (e) (f)

 107,640

 4,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (e) (f)

 4,332,400

 4,500,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (e) (f)

 4,549,500

 2,000,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (e) (f)

 36,000

 3,200,000

 4.80

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 3,202,560

 1,000,000

 Prestwick Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 7/1/16 (e) (f)

 74,900

 1,650,000

 8.90

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 1,646,040

 2,000,000

 6.45

 Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)

 2,005,000

 1,650,000

 6.02

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,655,775

 2,800,000

 4.77

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,797,200

 275,000

 10.30

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 277,558

 800,000

 8.27

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 803,440

 250,000

 9.52

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 258,175

 1,799,960

 4.30

 Resilience Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond)

 1,799,960

 2,550,000

 3.17

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 2,493,390

 1,250,000

 4.31

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,246,250

 1,200,000

 3.67

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,190,400

 2,000,000

 4.11

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 2,002,000

 1,100,000

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (e) (f)

 1,122,770

 400,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (e) (f)

 495,600

 3,000,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (e) (f)

 3,397,800

 250,000

 Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (e) (f)

 1,150

 1,000,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (e) (f)

 41,200

 1,700,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (e) (f)

 1,747,940

 1,300,000

 St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16 (e) (f)

 86,580

 2,000,000

 St. Andrews Segregated Account (Kane SAC Ltd.), Variance Rate Notes, 2/1/18 (e) (f)

 2,046,600

 7,300,000

 8.80

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 7,340,734

 500,000

 5.00

 Ursa Re, Ltd., Floating Rate Note, 9/21/18 (Cat Bond) (144A)

 503,050

 4,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (e) (f)

 4,086,800

 2,500,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (e) (f)

 36,500

 8,100,000

 3.96

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 8,183,430

 1,500,000

 3.26

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 1,515,300

 500,000

 3.06

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 501,300

 1,750,000

 2.06

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 1,728,475

 1,000,000

 2.15

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 999,300

 2,900,000

 2.65

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 2,897,680

 1,400,000

 5.88

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 1,520,301

 $

 140,228,770

 Total Insurance

 $

 212,516,341

 Real Estate - 1.7%

 Diversified REIT - 0.9%

 8,600,000

 Boston Properties LP, 3.65%, 2/1/26

 $

 8,923,824

 4,000,000

 Brixmor Operating Partnership LP, 3.85%, 2/1/25

 3,665,164

 1,175,000

 Brixmor Operating Partnership LP, 3.875%, 8/15/22

 1,146,655

 1,475,000

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23

 1,512,499

 2,175,000

 Duke Realty LP, 3.625%, 4/15/23

 2,186,706

 5,300,000

 Duke Realty LP, 3.75%, 12/1/24

 5,253,932

 9,125,000

 Essex Portfolio LP, 3.5%, 4/1/25

 9,121,578

 $

 31,810,358

 Office REIT - 0.3%

 75,000

 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20

 $

 74,863

 1,093,000

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 1,105,764

 2,670,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 2,877,630

 2,032,000

 Highwoods Realty LP, 3.2%, 6/15/21

 2,026,369

 2,100,000

 Highwoods Realty LP, 3.625%, 1/15/23

 2,093,918

 2,550,000

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 2,465,544

 $

 10,644,088

 Health Care REIT - 0.3%

 3,750,000

 Healthcare Realty Trust, Inc., 3.875%, 5/1/25

 $

 3,642,968

 7,175,000

 Welltower, Inc., 4.25%, 4/1/26

 7,270,901

 $

 10,913,869

 Residential REIT - 0.2%

 8,150,000

 UDR, Inc., 4.0%, 10/1/25

 $

 8,465,658

 Specialized REIT - 0.0% †

 1,875,000

 Equinix, Inc., 5.75%, 1/1/25

 $

 1,968,750

 Total Real Estate

 $

 63,802,723

 Software & Services - 0.9%

 Data Processing & Outsourced Services - 0.3%

 3,750,000

 Automatic Data Processing, Inc., 2.25%, 9/15/20

 $

 3,859,466

 3,000,000

 Cardtronics, Inc., 5.125%, 8/1/22

 2,962,500

 4,550,000

 Visa, Inc., 2.2%, 12/14/20

 4,663,036

 $

 11,485,002

 Application Software - 0.3%

 8,100,000

 Adobe Systems, Inc., 3.25%, 2/1/25

 $

 8,366,198

 Systems Software - 0.3%

 10,600,000

 Oracle Corp., 2.5%, 5/15/22

 $

 10,813,558

 Home Entertainment Software - 0.0% †

 650,000

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 697,125

 Total Software & Services

 $

 31,361,883

 Technology Hardware & Equipment - 0.4%

 Communications Equipment - 0.1%

 2,860,000

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 2,774,200

 Technology Hardware, Storage & Peripherals - 0.1%

 4,600,000

 NCR Corp., 4.625%, 2/15/21

 $

 4,577,000

 1,425,000

 NCR Corp., 6.375%, 12/15/23

 1,467,750

 $

 6,044,750

 Electronic Components - 0.1%

 3,675,000

 Amphenol Corp., 3.125%, 9/15/21

 $

 3,744,891

 Electronic Manufacturing Services - 0.1%

 2,750,000

 Flextronics International, Ltd., 4.75%, 6/15/25

 $

 2,688,125

 Total Technology Hardware & Equipment

 $

 15,251,966

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductor Equipment - 0.1%

 2,500,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 2,537,500

 Semiconductors - 0.3%

 11,075,000

 Intel Corp., 4.8%, 10/1/41

 $

 12,382,592

 Total Semiconductors & Semiconductor Equipment

 $

 14,920,092

 Telecommunication Services - 1.7%

 Integrated Telecommunication Services - 1.4%

 6,200,000

 AT&T, Inc., 3.8%, 3/15/22

 $

 6,533,467

 9,690,000

 AT&T, Inc., 3.95%, 1/15/25

 10,071,127

 2,250,000

 AT&T, Inc., 4.75%, 5/15/46

 2,194,778

 1,895,000

 CenturyLink, Inc., 7.5%, 4/1/24

 1,899,738

 130,000

 Frontier Communications Corp., 10.5%, 9/15/22 (144A)

 133,250

 4,300,000

 Frontier Communications Corp., 7.125%, 1/15/23

 3,805,500

 130,000

 Frontier Communications Corp., 8.875%, 9/15/20 (144A)

 135,038

 4,800,000

 GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)

 4,723,296

 757,832

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 758,128

 2,750,000

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 2,903,263

 1,500,000

 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)

 1,514,522

 1,938,000

 Verizon Communications, Inc., 5.012%, 8/21/54

 1,944,258

 5,100,000

 Verizon Communications, Inc., 5.15%, 9/15/23

 5,886,486

 7,254,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 9,555,165

 $

 52,058,016

 Wireless Telecommunication Services - 0.3%

 1,675,000

 Altice Financing SA, 7.875%, 12/15/19 (144A)

 $

 1,750,375

 3,015,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 3,229,189

 1,625,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 1,792,921

 1,500,000

 Sprint Corp., 7.125%, 6/15/24

 1,113,750

 1,500,000

 Sprint Corp., 7.25%, 9/15/21

 1,145,625

 $

 9,031,860

 Total Telecommunication Services

 $

 61,089,876

 Utilities - 2.8%

 Electric Utilities - 2.0%

 980,000

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 1,047,492

 501,974

 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)

 531,060

 4,250,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 4,348,966

 2,150,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 1,967,250

 2,825,000

 Empresa Electrica Angamos SA, 4.875%, 5/25/29 (144A)

 2,618,007

 3,365,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 3,705,609

 2,320,000

 8.75

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 2,581,000

 4,250,000

 Exelon Corp., 2.85%, 6/15/20

 4,337,100

 586,325

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 586,960

 69,922

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 66,426

 4,475,000

 Iberdrola International BV, 6.75%, 7/15/36

 5,589,857

 2,725,000

 Indiana Michigan Power Co., 4.55%, 3/15/46

 2,803,941

 5,450,000

 Israel Electric Corp, Ltd., 5.0%, 11/12/24

 5,779,725

 1,925,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,129,962

 610,000

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 743,090

 910,000

 Nevada Power Co., 6.5%, 8/1/18

 1,008,920

 6,215,000

 NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19

 6,250,979

 454,331

 OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 463,986

 2,690,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 3,011,969

 5,314,286

 Southern California Edison Co., 1.845%, 2/1/22

 5,248,054

 4,000,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 4,395,000

 10,800,000

 Southwestern Electric Power Co., 3.9%, 4/1/45

 9,899,669

 4,556,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 3,781,480

 $

 72,896,502

 Gas Utilities - 0.1%

 2,125,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 1,563,904

 2,146,148

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 2,392,955

 $

 3,956,859

 Multi-Utilities - 0.4%

 5,475,000

 Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54

 $

 5,958,557

 5,055,000

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 5,354,650

 214,387

 Ormat Funding Corp., 8.25%, 12/30/20

 212,243

 2,700,000

 San Diego Gas & Electric Co., 1.914%, 2/1/22

 2,685,671

 $

 14,211,121

 Independent Power Producers & Energy Traders - 0.3%

 532,910

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 591,069

 4,300,000

 Colbun SA, 4.5%, 7/10/24 (144A)

 4,396,273

 1,347,485

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 1,421,316

 2,000,000

 NRG Energy, Inc., 8.25%, 9/1/20

 2,015,000

 2,115,085

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,468,761

 $

 10,892,419

 Total Utilities

 $

 101,956,901

 TOTAL CORPORATE BONDS

 (Cost $1,456,203,817)

 $

 1,455,769,759

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.1%

 314,109

 Fannie Mae, 2.5%, 12/1/42

 $

 313,097

 3,142,930

 Fannie Mae, 2.5%, 2/1/43

 3,132,801

 1,779,640

 Fannie Mae, 2.5%, 7/1/30

 1,832,245

 1,796,271

 Fannie Mae, 2.5%, 7/1/30

 1,847,152

 2,994,120

 Fannie Mae, 2.5%, 7/1/30

 3,082,588

 1,645,208

 Fannie Mae, 3.0%, 12/1/42

 1,688,870

 1,164,357

 Fannie Mae, 3.0%, 3/1/45

 1,195,925

 3,900,000

 Fannie Mae, 3.0%, 4/18/16 (TBA)

 4,073,672

 874,398

 Fannie Mae, 3.0%, 5/1/43

 899,357

 2,887,455

 Fannie Mae, 3.0%, 7/1/30

 3,017,764

 847,603

 Fannie Mae, 3.0%, 7/1/43

 871,297

 20,303,316

 Fannie Mae, 3.0%, 8/1/42

 20,873,549

 5,181,739

 Fannie Mae, 3.0%, 9/1/28

 5,443,269

 6,110,667

 Fannie Mae, 3.0%, 9/1/42

 6,283,419

 5,700,663

 Fannie Mae, 3.0%, 9/1/43

 5,859,726

 750,260

 Fannie Mae, 3.5%, 10/1/41

 794,684

 2,026,017

 Fannie Mae, 3.5%, 10/1/45

 2,128,222

 290,527

 Fannie Mae, 3.5%, 11/1/42

 306,757

 15,005,754

 Fannie Mae, 3.5%, 11/1/45

 15,915,799

 1,633,884

 Fannie Mae, 3.5%, 12/1/26

 1,727,879

 751,861

 Fannie Mae, 3.5%, 12/1/42

 793,847

 730,517

 Fannie Mae, 3.5%, 12/1/42

 771,320

 6,253,740

 Fannie Mae, 3.5%, 12/1/45

 6,559,958

 3,151,541

 Fannie Mae, 3.5%, 2/1/29

 3,328,906

 8,187,344

 Fannie Mae, 3.5%, 2/1/44

 8,592,128

 7,032,058

 Fannie Mae, 3.5%, 2/1/46

 7,376,386

 4,270,564

 Fannie Mae, 3.5%, 2/1/46

 4,479,674

 1,194,947

 Fannie Mae, 3.5%, 4/1/26

 1,263,649

 9,879,892

 Fannie Mae, 3.5%, 4/1/45

 10,363,666

 21,475,000

 Fannie Mae, 3.5%, 4/13/16 (TBA)

 22,516,035

 3,841,578

 Fannie Mae, 3.5%, 6/1/28

 4,060,695

 4,443,152

 Fannie Mae, 3.5%, 7/1/45

 4,660,713

 10,077,687

 Fannie Mae, 3.5%, 8/1/45

 10,688,844

 2,757,177

 Fannie Mae, 3.5%, 8/1/45

 2,892,183

 657,877

 Fannie Mae, 3.5%, 9/1/26

 698,413

 4,389,411

 Fannie Mae, 3.5%, 9/1/44

 4,604,341

 10,380,930

 Fannie Mae, 3.5%, 9/1/45

 10,889,237

 6,922,007

 Fannie Mae, 3.5%, 9/1/45

 7,260,946

 1,251,015

 Fannie Mae, 3.763%, 12/1/20

 1,358,059

 4,484,285

 Fannie Mae, 4.0%, 1/1/42

 4,815,939

 717,170

 Fannie Mae, 4.0%, 1/1/42

 768,517

 607,402

 Fannie Mae, 4.0%, 1/1/42

 650,754

 182,900

 Fannie Mae, 4.0%, 1/1/44

 195,405

 367,105

 Fannie Mae, 4.0%, 1/1/45

 392,205

 678,292

 Fannie Mae, 4.0%, 1/1/45

 724,721

 137,738

 Fannie Mae, 4.0%, 1/1/45

 147,156

 3,327,734

 Fannie Mae, 4.0%, 1/1/46

 3,567,201

 2,360,894

 Fannie Mae, 4.0%, 10/1/41

 2,533,576

 4,274,323

 Fannie Mae, 4.0%, 10/1/45

 4,580,695

 9,314,850

 Fannie Mae, 4.0%, 11/1/44

 9,951,746

 146,990

 Fannie Mae, 4.0%, 11/1/44

 157,141

 3,195,655

 Fannie Mae, 4.0%, 11/1/44

 3,416,299

 197,624

 Fannie Mae, 4.0%, 11/1/44

 211,137

 433,519

 Fannie Mae, 4.0%, 11/1/44

 463,161

 5,923,909

 Fannie Mae, 4.0%, 11/1/45

 6,348,520

 172,097

 Fannie Mae, 4.0%, 11/1/45

 184,433

 1,023,430

 Fannie Mae, 4.0%, 12/1/40

 1,115,261

 1,783,618

 Fannie Mae, 4.0%, 12/1/41

 1,905,572

 41,623

 Fannie Mae, 4.0%, 12/1/42

 44,572

 5,945,341

 Fannie Mae, 4.0%, 12/1/43

 6,416,399

 778,748

 Fannie Mae, 4.0%, 12/1/44

 832,052

 86,903

 Fannie Mae, 4.0%, 12/1/44

 92,852

 9,338,678

 Fannie Mae, 4.0%, 2/1/42

 10,003,946

 9,333,687

 Fannie Mae, 4.0%, 2/1/44

 9,971,870

 677,806

 Fannie Mae, 4.0%, 2/1/45

 724,151

 341,732

 Fannie Mae, 4.0%, 2/1/45

 365,097

 68,140

 Fannie Mae, 4.0%, 2/1/45

 72,828

 8,475,000

 Fannie Mae, 4.0%, 2/1/46

 9,088,188

 1,615,288

 Fannie Mae, 4.0%, 3/1/42

 1,736,266

 468,424

 Fannie Mae, 4.0%, 4/1/25

 498,476

 4,026,320

 Fannie Mae, 4.0%, 4/1/39

 4,301,616

 1,597,870

 Fannie Mae, 4.0%, 4/1/41

 1,712,186

 1,041,279

 Fannie Mae, 4.0%, 4/1/41

 1,124,822

 3,489,139

 Fannie Mae, 4.0%, 4/1/42

 3,749,394

 563,966

 Fannie Mae, 4.0%, 4/1/42

 603,497

 832,830

 Fannie Mae, 4.0%, 4/1/42

 892,090

 22,650,000

 Fannie Mae, 4.0%, 4/13/16 (TBA)

 24,200,109

 1,200,554

 Fannie Mae, 4.0%, 5/1/41

 1,286,425

 2,440,794

 Fannie Mae, 4.0%, 5/1/44

 2,607,681

 774,060

 Fannie Mae, 4.0%, 6/1/42

 827,687

 213,680

 Fannie Mae, 4.0%, 6/1/44

 228,290

 159,081

 Fannie Mae, 4.0%, 6/1/44

 169,958

 17,530

 Fannie Mae, 4.0%, 7/1/18

 18,252

 4,963,695

 Fannie Mae, 4.0%, 7/1/42

 5,362,935

 289,688

 Fannie Mae, 4.0%, 7/1/42

 309,513

 9,035,007

 Fannie Mae, 4.0%, 7/1/44

 9,652,768

 540,833

 Fannie Mae, 4.0%, 7/1/44

 577,812

 12,041,188

 Fannie Mae, 4.0%, 8/1/42

 12,938,111

 429,438

 Fannie Mae, 4.0%, 8/1/44

 458,801

 2,300,355

 Fannie Mae, 4.0%, 8/1/44

 2,463,925

 7,028,080

 Fannie Mae, 4.0%, 8/1/44

 7,521,998

 382,541

 Fannie Mae, 4.0%, 8/1/44

 409,886

 47,308

 Fannie Mae, 4.0%, 9/1/20

 49,291

 9,709,521

 Fannie Mae, 4.0%, 9/1/43

 10,373,402

 716,931

 Fannie Mae, 4.0%, 9/1/44

 765,951

 72,501

 Fannie Mae, 4.0%, 9/1/44

 77,458

 10,511,552

 Fannie Mae, 4.0%, 9/1/44

 11,291,343

 598,160

 Fannie Mae, 4.0%, 9/1/44

 639,058

 8,072,089

 Fannie Mae, 4.5%, 1/1/42

 8,809,000

 6,270,721

 Fannie Mae, 4.5%, 1/1/42

 6,839,888

 9,593,003

 Fannie Mae, 4.5%, 1/1/44

 10,434,452

 244,989

 Fannie Mae, 4.5%, 10/1/35

 267,394

 124,621

 Fannie Mae, 4.5%, 10/1/35

 135,509

 19,740

 Fannie Mae, 4.5%, 11/1/20

 20,598

 292,975

 Fannie Mae, 4.5%, 11/1/20

 306,205

 2,289,520

 Fannie Mae, 4.5%, 11/1/40

 2,498,351

 675,537

 Fannie Mae, 4.5%, 11/1/43

 743,921

 315,174

 Fannie Mae, 4.5%, 11/1/43

 345,608

 1,009,608

 Fannie Mae, 4.5%, 12/1/41

 1,102,765

 12,543,117

 Fannie Mae, 4.5%, 12/1/43

 13,687,646

 9,841,703

 Fannie Mae, 4.5%, 12/1/43

 10,701,594

 4,333,146

 Fannie Mae, 4.5%, 12/1/43

 4,784,414

 1,008,329

 Fannie Mae, 4.5%, 2/1/41

 1,100,558

 363,036

 Fannie Mae, 4.5%, 2/1/44

 395,743

 2,397,985

 Fannie Mae, 4.5%, 4/1/41

 2,617,321

 3,203,873

 Fannie Mae, 4.5%, 5/1/41

 3,495,681

 4,355,534

 Fannie Mae, 4.5%, 5/1/41

 4,754,188

 130,994

 Fannie Mae, 4.5%, 5/1/41

 142,947

 2,178,264

 Fannie Mae, 4.5%, 7/1/41

 2,377,851

 1,650,078

 Fannie Mae, 4.5%, 7/1/41

 1,799,010

 283,330

 Fannie Mae, 4.5%, 7/1/41

 309,506

 756,687

 Fannie Mae, 4.5%, 8/1/40

 825,891

 1,214,903

 Fannie Mae, 4.5%, 8/1/40

 1,325,886

 197,667

 Fannie Mae, 5.0%, 1/1/20

 204,058

 79,677

 Fannie Mae, 5.0%, 1/1/20

 83,618

 308,396

 Fannie Mae, 5.0%, 10/1/20

 326,626

 225,734

 Fannie Mae, 5.0%, 10/1/34

 246,112

 38,229

 Fannie Mae, 5.0%, 2/1/20

 39,623

 15,181

 Fannie Mae, 5.0%, 2/1/22

 16,279

 211,349

 Fannie Mae, 5.0%, 2/1/22

 218,170

 1,142,427

 Fannie Mae, 5.0%, 2/1/39

 1,268,636

 4,307,712

 Fannie Mae, 5.0%, 2/1/41

 4,765,104

 17,662,602

 Fannie Mae, 5.0%, 2/1/45

 19,567,547

 99,139

 Fannie Mae, 5.0%, 3/1/23

 106,148

 413,041

 Fannie Mae, 5.0%, 5/1/23

 444,110

 950,956

 Fannie Mae, 5.0%, 6/1/40

 1,054,142

 865,719

 Fannie Mae, 5.0%, 6/1/40

 963,483

 245,877

 Fannie Mae, 5.0%, 7/1/34

 267,562

 1,027,113

 Fannie Mae, 5.0%, 7/1/40

 1,137,775

 1,326,078

 Fannie Mae, 5.0%, 7/1/40

 1,468,036

 702,488

 Fannie Mae, 5.0%, 7/1/40

 778,599

 63,450

 Fannie Mae, 5.0%, 8/1/18

 65,700

 81,562

 Fannie Mae, 5.5%, 12/1/17

 83,537

 385,049

 Fannie Mae, 5.5%, 3/1/36

 434,980

 186,990

 Fannie Mae, 5.5%, 5/1/36

 211,368

 31,015

 Fannie Mae, 5.5%, 6/1/33

 34,980

 254,752

 Fannie Mae, 5.5%, 6/1/36

 286,720

 114,846

 Fannie Mae, 5.5%, 7/1/33

 129,862

 797,237

 Fannie Mae, 5.5%, 7/1/34

 903,032

 177,453

 Fannie Mae, 5.5%, 9/1/19

 185,180

 60,670

 Fannie Mae, 5.72%, 11/1/28

 62,561

 42,919

 Fannie Mae, 5.72%, 6/1/29

 43,972

 61,550

 Fannie Mae, 5.75%, 3/1/33

 63,425

 30,263

 Fannie Mae, 5.9%, 11/1/27

 30,748

 4,262

 Fannie Mae, 5.9%, 2/1/28

 4,286

 86,190

 Fannie Mae, 5.9%, 4/1/28

 89,816

 4,442

 Fannie Mae, 6.0%, 1/1/32

 5,118

 67,406

 Fannie Mae, 6.0%, 10/1/32

 77,889

 17,934

 Fannie Mae, 6.0%, 10/1/34

 20,604

 170,788

 Fannie Mae, 6.0%, 10/1/35

 194,610

 34,171

 Fannie Mae, 6.0%, 11/1/33

 39,381

 14,486

 Fannie Mae, 6.0%, 11/1/34

 16,668

 284,730

 Fannie Mae, 6.0%, 11/1/34

 326,636

 31,808

 Fannie Mae, 6.0%, 11/1/34

 36,245

 362,630

 Fannie Mae, 6.0%, 12/1/35

 414,491

 37,642

 Fannie Mae, 6.0%, 12/1/37

 42,935

 22,903

 Fannie Mae, 6.0%, 2/1/32

 26,248

 17,039

 Fannie Mae, 6.0%, 2/1/33

 19,450

 5,279

 Fannie Mae, 6.0%, 2/1/35

 6,059

 11,788

 Fannie Mae, 6.0%, 2/1/35

 13,447

 7,356

 Fannie Mae, 6.0%, 3/1/32

 8,487

 94,488

 Fannie Mae, 6.0%, 3/1/33

 109,027

 96,636

 Fannie Mae, 6.0%, 4/1/33

 110,715

 233,746

 Fannie Mae, 6.0%, 4/1/35

 269,687

 58,215

 Fannie Mae, 6.0%, 5/1/35

 66,790

 832

 Fannie Mae, 6.0%, 6/1/16

 833

 345,910

 Fannie Mae, 6.0%, 6/1/38

 398,139

 194,850

 Fannie Mae, 6.0%, 7/1/33

 224,504

 380,435

 Fannie Mae, 6.0%, 7/1/33

 433,500

 62,298

 Fannie Mae, 6.0%, 7/1/38

 71,133

 4,716

 Fannie Mae, 6.0%, 8/1/32

 5,441

 166,794

 Fannie Mae, 6.0%, 8/1/34

 192,831

 1,225

 Fannie Mae, 6.0%, 9/1/29

 1,411

 531

 Fannie Mae, 6.0%, 9/1/32

 611

 35,099

 Fannie Mae, 6.0%, 9/1/34

 40,325

 59,474

 Fannie Mae, 6.0%, 9/1/34

 68,312

 95,791

 Fannie Mae, 6.0%, 9/1/34

 109,761

 12,471

 Fannie Mae, 6.0%, 9/1/34

 14,318

 2,920

 Fannie Mae, 6.5%, 1/1/31

 3,340

 11,122

 Fannie Mae, 6.5%, 10/1/31

 12,720

 73,504

 Fannie Mae, 6.5%, 10/1/32

 84,067

 163,497

 Fannie Mae, 6.5%, 11/1/37

 186,991

 60,223

 Fannie Mae, 6.5%, 11/1/47

 67,000

 133,034

 Fannie Mae, 6.5%, 12/1/31

 152,151

 4,873

 Fannie Mae, 6.5%, 2/1/32

 5,573

 64,226

 Fannie Mae, 6.5%, 3/1/32

 73,455

 2,812

 Fannie Mae, 6.5%, 4/1/31

 3,240

 6,447

 Fannie Mae, 6.5%, 5/1/31

 7,374

 73,798

 Fannie Mae, 6.5%, 6/1/31

 84,402

 8,591

 Fannie Mae, 6.5%, 7/1/29

 9,826

 115,004

 Fannie Mae, 6.5%, 7/1/32

 133,183

 29,939

 Fannie Mae, 6.5%, 7/1/34

 34,241

 9,072

 Fannie Mae, 6.5%, 8/1/31

 10,375

 8,217

 Fannie Mae, 6.5%, 9/1/31

 9,541

 5,342

 Fannie Mae, 6.5%, 9/1/31

 6,110

 20,619

 Fannie Mae, 7.0%, 1/1/32

 24,992

 743

 Fannie Mae, 7.0%, 12/1/30

 792

 7,293

 Fannie Mae, 7.0%, 12/1/30

 8,406

 25,434

 Fannie Mae, 7.0%, 12/1/31

 27,229

 9,598

 Fannie Mae, 7.0%, 4/1/31

 11,764

 11,657

 Fannie Mae, 7.0%, 9/1/31

 12,872

 160

 Fannie Mae, 8.0%, 5/1/31

 162

 439,111

 Federal Home Loan Mortgage Corp., 2.5%, 1/1/30

 452,181

 255,505

 Federal Home Loan Mortgage Corp., 2.5%, 4/1/30

 263,122

 4,156,778

 Federal Home Loan Mortgage Corp., 3.0%, 10/1/29

 4,348,829

 8,706,291

 Federal Home Loan Mortgage Corp., 3.0%, 11/1/42

 8,942,226

 2,113,676

 Federal Home Loan Mortgage Corp., 3.0%, 5/1/45

 2,165,960

 4,019,235

 Federal Home Loan Mortgage Corp., 3.0%, 8/1/29

 4,221,208

 1,585,404

 Federal Home Loan Mortgage Corp., 3.0%, 8/1/45

 1,624,621

 3,693,618

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/44

 3,869,424

 10,520,852

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/45

 11,021,616

 1,641,462

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 1,752,834

 175,836

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/44

 184,215

 9,803,141

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/45

 10,281,126

 9,927,911

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/44

 10,400,452

 439,346

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/26

 464,719

 4,614,249

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/45

 4,833,875

 2,232,079

 Federal Home Loan Mortgage Corp., 3.5%, 4/1/42

 2,339,568

 1,126,347

 Federal Home Loan Mortgage Corp., 3.5%, 4/1/45

 1,179,958

 10,789,805

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/44

 11,303,370

 254,298

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/45

 267,764

 3,709,111

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/43

 3,885,655

 1,209,222

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/44

 1,266,777

 790,289

 Federal Home Loan Mortgage Corp., 3.5%, 9/1/44

 831,758

 2,695,397

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 2,878,680

 13,505,090

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/41

 14,705,841

 162,975

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/42

 174,305

 2,446,396

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44

 2,615,171

 590,640

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/44

 634,280

 2,216,150

 Federal Home Loan Mortgage Corp., 4.0%, 4/1/45

 2,367,005

 8,219,737

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 8,776,937

 578,606

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/42

 617,829

 7,558,273

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/44

 8,070,634

 178,623

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/42

 191,096

 10,752,125

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 11,480,991

 1,332,691

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,431,155

 1,365,074

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,465,177

 984,451

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,056,647

 4,369,423

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 4,665,618

 10,308,758

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 11,064,744

 287,897

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 299,918

 4,366,213

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/40

 4,757,946

 287,010

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/43

 312,124

 120,085

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 124,866

 6,657,503

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 7,254,125

 2,553,339

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 2,780,722

 776,259

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 816,294

 476,756

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 523,436

 16,935

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 18,774

 22,759

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 24,339

 221,602

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 243,244

 492,417

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 540,506

 15,565

 Federal Home Loan Mortgage Corp., 5.5%, 1/1/34

 17,378

 29,291

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 32,904

 135,454

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 152,769

 42,846

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 47,884

 151,476

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 156,411

 1,634,106

 Federal Home Loan Mortgage Corp., 5.5%, 6/1/41

 1,826,632

 193,913

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 216,873

 278,843

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 314,229

 110,961

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 127,670

 60,189

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 68,144

 37,062

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 41,964

 36,551

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 42,111

 108,782

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 123,447

 20,745

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 23,880

 42,120

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 48,374

 119,477

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 135,284

 124,826

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 141,340

 9,266

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 10,492

 47,603

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 54,478

 4,856

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 5,589

 65,097

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 74,991

 195,377

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 224,590

 38,191

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 43,240

 13,477

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 15,254

 34,820

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 39,428

 232,998

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/36

 263,801

 356

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/16

 357

 21,408

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 21,725

 198,349

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 227,811

 560,343

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 641,674

 502

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/16

 503

 124,726

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 141,156

 111,858

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 126,661

 53,758

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 60,873

 17,205

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 19,664

 136,565

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/38

 155,955

 8,939

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/18

 10,116

 165,187

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 190,033

 135,056

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 155,316

 166

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 189

 322

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/33

 367

 43,558

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 52,619

 350

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/30

 399

 3,546

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/33

 4,036

 502

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 571

 6,022

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 6,855

 9,827

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 11,735

 5,436

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 6,188

 232

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/32

 264

 13,685

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 16,295

 902

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 1,080

 4,196

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 4,777

 75,011

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 85,417

 2,988

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 3,614

 3,878

 Federal Home Loan Mortgage Corp., 7.0%, 6/1/31

 3,890

 75,533

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 81,953

 197,157

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 215,404

 742,335

 Federal National Mortgage Association, 3.0%, 12/1/21

 776,226

 7,574,292

 Federal National Mortgage Association, 4.0%, 10/1/45

 8,100,931

 406,761

 Federal National Mortgage Association, 4.0%, 11/1/34

 438,667

 1,080,381

 Federal National Mortgage Association, 5.0%, 8/1/40

 1,197,777

 902,355

 Government National Mortgage Association I, 3.5%, 1/15/44

 958,594

 17,668,379

 Government National Mortgage Association I, 3.5%, 1/15/45

 18,663,427

 30,710,000

 Government National Mortgage Association I, 3.5%, 4/20/16 (TBA)

 32,403,847

 11,571,120

 Government National Mortgage Association I, 3.5%, 7/15/42

 12,216,723

 33,277

 Government National Mortgage Association I, 4.0%, 1/15/41

 35,698

 110,538

 Government National Mortgage Association I, 4.0%, 1/15/41

 118,219

 3,223,743

 Government National Mortgage Association I, 4.0%, 1/15/45

 3,447,842

 573,335

 Government National Mortgage Association I, 4.0%, 1/15/45

 616,440

 2,867,563

 Government National Mortgage Association I, 4.0%, 1/15/45

 3,066,673

 3,955,983

 Government National Mortgage Association I, 4.0%, 1/15/45

 4,231,017

 10,019

 Government National Mortgage Association I, 4.0%, 10/15/40

 10,747

 9,265

 Government National Mortgage Association I, 4.0%, 10/15/41

 9,913

 6,308

 Government National Mortgage Association I, 4.0%, 10/15/41

 6,746

 8,811

 Government National Mortgage Association I, 4.0%, 10/15/41

 9,421

 241,743

 Government National Mortgage Association I, 4.0%, 10/15/44

 258,763

 12,133

 Government National Mortgage Association I, 4.0%, 11/15/40

 12,981

 55,371

 Government National Mortgage Association I, 4.0%, 11/15/40

 59,269

 6,461

 Government National Mortgage Association I, 4.0%, 11/15/41

 6,916

 5,520

 Government National Mortgage Association I, 4.0%, 11/15/41

 5,902

 30,784

 Government National Mortgage Association I, 4.0%, 11/15/43

 33,118

 995,108

 Government National Mortgage Association I, 4.0%, 11/15/44

 1,064,277

 9,325

 Government National Mortgage Association I, 4.0%, 12/15/41

 9,999

 3,573,754

 Government National Mortgage Association I, 4.0%, 12/15/44

 3,821,361

 14,116

 Government National Mortgage Association I, 4.0%, 2/15/41

 15,136

 45,375

 Government National Mortgage Association I, 4.0%, 2/15/42

 48,512

 488,191

 Government National Mortgage Association I, 4.0%, 2/15/42

 523,465

 3,558,616

 Government National Mortgage Association I, 4.0%, 2/15/45

 3,806,010

 4,099,533

 Government National Mortgage Association I, 4.0%, 2/15/45

 4,383,753

 1,493,362

 Government National Mortgage Association I, 4.0%, 3/15/44

 1,596,596

 6,406,284

 Government National Mortgage Association I, 4.0%, 3/15/44

 6,849,143

 721,503

 Government National Mortgage Association I, 4.0%, 3/15/44

 771,380

 21,800

 Government National Mortgage Association I, 4.0%, 3/15/44

 23,306

 320,497

 Government National Mortgage Association I, 4.0%, 3/15/45

 342,653

 4,110,596

 Government National Mortgage Association I, 4.0%, 3/15/45

 4,396,947

 4,141,373

 Government National Mortgage Association I, 4.0%, 4/15/44

 4,427,661

 15,077

 Government National Mortgage Association I, 4.0%, 4/15/44

 16,119

 60,161

 Government National Mortgage Association I, 4.0%, 4/15/44

 64,320

 13,183

 Government National Mortgage Association I, 4.0%, 5/15/39

 14,101

 4,459,339

 Government National Mortgage Association I, 4.0%, 5/15/45

 4,774,653

 7,326

 Government National Mortgage Association I, 4.0%, 6/15/39

 7,835

 90,708

 Government National Mortgage Association I, 4.0%, 6/15/41

 96,979

 223,936

 Government National Mortgage Association I, 4.0%, 7/15/41

 240,090

 913,961

 Government National Mortgage Association I, 4.0%, 7/15/45

 979,381

 11,749

 Government National Mortgage Association I, 4.0%, 8/15/40

 12,600

 381,221

 Government National Mortgage Association I, 4.0%, 8/15/40

 408,973

 1,862,158

 Government National Mortgage Association I, 4.0%, 8/15/43

 1,990,887

 724,274

 Government National Mortgage Association I, 4.0%, 8/15/44

 774,342

 840,397

 Government National Mortgage Association I, 4.0%, 8/15/45

 900,683

 10,260

 Government National Mortgage Association I, 4.0%, 9/15/40

 11,007

 100,841

 Government National Mortgage Association I, 4.0%, 9/15/40

 107,848

 7,773

 Government National Mortgage Association I, 4.0%, 9/15/41

 8,357

 673,722

 Government National Mortgage Association I, 4.0%, 9/15/41

 721,190

 4,365,621

 Government National Mortgage Association I, 4.0%, 9/15/44

 4,667,412

 142,246

 Government National Mortgage Association I, 4.0%, 9/15/44

 152,260

 954,418

 Government National Mortgage Association I, 4.0%, 9/15/44

 1,020,396

 609,402

 Government National Mortgage Association I, 4.0%, 9/15/44

 651,529

 365,446

 Government National Mortgage Association I, 4.0%, 9/15/44

 390,765

 532,996

 Government National Mortgage Association I, 4.5%, 1/15/40

 588,759

 219,894

 Government National Mortgage Association I, 4.5%, 10/15/33

 241,236

 276,874

 Government National Mortgage Association I, 4.5%, 10/15/33

 301,409

 156,620

 Government National Mortgage Association I, 4.5%, 10/15/35

 170,891

 21,604

 Government National Mortgage Association I, 4.5%, 12/15/19

 22,619

 1,731,325

 Government National Mortgage Association I, 4.5%, 12/15/39

 1,890,162

 37,360

 Government National Mortgage Association I, 4.5%, 2/15/34

 40,630

 61,954

 Government National Mortgage Association I, 4.5%, 3/15/35

 67,376

 16,796

 Government National Mortgage Association I, 4.5%, 3/15/35

 18,270

 18,140

 Government National Mortgage Association I, 4.5%, 4/15/18

 18,691

 45,748

 Government National Mortgage Association I, 4.5%, 4/15/20

 48,066

 234,186

 Government National Mortgage Association I, 4.5%, 4/15/35

 256,362

 21,752

 Government National Mortgage Association I, 4.5%, 4/15/35

 23,658

 118,284

 Government National Mortgage Association I, 4.5%, 4/15/38

 128,738

 991,890

 Government National Mortgage Association I, 4.5%, 4/15/41

 1,078,710

 1,476,922

 Government National Mortgage Association I, 4.5%, 5/15/41

 1,608,793

 48,157

 Government National Mortgage Association I, 4.5%, 6/15/19

 49,998

 240,715

 Government National Mortgage Association I, 4.5%, 6/15/25

 257,890

 1,183,693

 Government National Mortgage Association I, 4.5%, 6/15/41

 1,287,301

 90,213

 Government National Mortgage Association I, 4.5%, 7/15/33

 98,310

 496,207

 Government National Mortgage Association I, 4.5%, 7/15/41

 541,401

 11,622

 Government National Mortgage Association I, 4.5%, 8/15/19

 11,980

 1,633,656

 Government National Mortgage Association I, 4.5%, 8/15/41

 1,781,385

 242,811

 Government National Mortgage Association I, 4.5%, 9/15/33

 267,962

 25,591

 Government National Mortgage Association I, 4.5%, 9/15/35

 27,982

 346,859

 Government National Mortgage Association I, 4.5%, 9/15/40

 380,077

 79,287

 Government National Mortgage Association I, 5.0%, 10/15/18

 83,128

 54,803

 Government National Mortgage Association I, 5.0%, 2/15/19

 57,812

 120,174

 Government National Mortgage Association I, 5.0%, 4/15/34

 134,774

 503,382

 Government National Mortgage Association I, 5.0%, 4/15/35

 567,553

 79,994

 Government National Mortgage Association I, 5.0%, 7/15/19

 84,405

 966

 Government National Mortgage Association I, 5.0%, 7/15/19

 1,016

 102,113

 Government National Mortgage Association I, 5.0%, 7/15/33

 112,968

 273,923

 Government National Mortgage Association I, 5.0%, 7/15/40

 304,000

 107,281

 Government National Mortgage Association I, 5.0%, 9/15/33

 120,283

 54,365

 Government National Mortgage Association I, 5.5%, 1/15/29

 60,865

 151,405

 Government National Mortgage Association I, 5.5%, 1/15/35

 172,755

 22,687

 Government National Mortgage Association I, 5.5%, 10/15/17

 23,124

 65,686

 Government National Mortgage Association I, 5.5%, 10/15/17

 67,013

 50,141

 Government National Mortgage Association I, 5.5%, 10/15/19

 52,315

 72,390

 Government National Mortgage Association I, 5.5%, 10/15/33

 82,832

 84,983

 Government National Mortgage Association I, 5.5%, 10/15/33

 97,487

 56,241

 Government National Mortgage Association I, 5.5%, 10/15/34

 64,162

 116,649

 Government National Mortgage Association I, 5.5%, 10/15/35

 132,248

 201,703

 Government National Mortgage Association I, 5.5%, 10/15/35

 229,237

 30,593

 Government National Mortgage Association I, 5.5%, 11/15/18

 31,507

 235,062

 Government National Mortgage Association I, 5.5%, 11/15/19

 245,752

 506,129

 Government National Mortgage Association I, 5.5%, 11/15/34

 576,379

 21,276

 Government National Mortgage Association I, 5.5%, 12/15/18

 21,955

 92,799

 Government National Mortgage Association I, 5.5%, 2/15/18

 94,774

 67,018

 Government National Mortgage Association I, 5.5%, 2/15/18

 68,594

 39,014

 Government National Mortgage Association I, 5.5%, 2/15/35

 44,006

 39,880

 Government National Mortgage Association I, 5.5%, 2/15/35

 44,635

 53,099

 Government National Mortgage Association I, 5.5%, 2/15/37

 60,106

 1,497

 Government National Mortgage Association I, 5.5%, 4/15/19

 1,552

 19,092

 Government National Mortgage Association I, 5.5%, 4/15/19

 19,681

 38,788

 Government National Mortgage Association I, 5.5%, 4/15/31

 43,421

 18,116

 Government National Mortgage Association I, 5.5%, 6/15/18

 18,591

 16,195

 Government National Mortgage Association I, 5.5%, 6/15/33

 18,567

 131,201

 Government National Mortgage Association I, 5.5%, 6/15/35

 147,173

 83,505

 Government National Mortgage Association I, 5.5%, 7/15/33

 95,297

 88,960

 Government National Mortgage Association I, 5.5%, 7/15/33

 101,208

 420,341

 Government National Mortgage Association I, 5.5%, 7/15/34

 481,014

 597,314

 Government National Mortgage Association I, 5.5%, 7/15/35

 700,672

 131,632

 Government National Mortgage Association I, 5.5%, 8/15/19

 136,287

 115,398

 Government National Mortgage Association I, 5.5%, 8/15/19

 119,981

 191,043

 Government National Mortgage Association I, 5.5%, 8/15/33

 219,051

 25,311

 Government National Mortgage Association I, 5.5%, 8/15/33

 29,001

 40,845

 Government National Mortgage Association I, 5.5%, 8/15/33

 46,805

 135,543

 Government National Mortgage Association I, 5.5%, 9/15/19

 141,029

 180,741

 Government National Mortgage Association I, 5.5%, 9/15/33

 207,125

 65,184

 Government National Mortgage Association I, 5.5%, 9/15/33

 73,110

 18,919

 Government National Mortgage Association I, 5.72%, 4/15/29

 21,221

 2,511

 Government National Mortgage Association I, 6.0%, 1/15/17

 2,535

 15,675

 Government National Mortgage Association I, 6.0%, 1/15/19

 16,092

 16,125

 Government National Mortgage Association I, 6.0%, 1/15/24

 18,197

 46,253

 Government National Mortgage Association I, 6.0%, 1/15/33

 52,196

 36,347

 Government National Mortgage Association I, 6.0%, 1/15/33

 41,884

 200,503

 Government National Mortgage Association I, 6.0%, 1/15/33

 231,948

 7,727

 Government National Mortgage Association I, 6.0%, 10/15/28

 8,816

 18,536

 Government National Mortgage Association I, 6.0%, 10/15/32

 20,918

 42,051

 Government National Mortgage Association I, 6.0%, 10/15/32

 48,607

 36,051

 Government National Mortgage Association I, 6.0%, 10/15/32

 40,683

 54,362

 Government National Mortgage Association I, 6.0%, 10/15/33

 62,854

 85,655

 Government National Mortgage Association I, 6.0%, 10/15/34

 98,779

 66,364

 Government National Mortgage Association I, 6.0%, 10/15/34

 74,974

 370,697

 Government National Mortgage Association I, 6.0%, 10/15/34

 418,327

 128,481

 Government National Mortgage Association I, 6.0%, 10/15/36

 147,958

 36,591

 Government National Mortgage Association I, 6.0%, 11/15/31

 42,345

 7,886

 Government National Mortgage Association I, 6.0%, 11/15/32

 8,899

 6,886

 Government National Mortgage Association I, 6.0%, 11/15/32

 7,771

 140,769

 Government National Mortgage Association I, 6.0%, 11/15/33

 159,473

 134,850

 Government National Mortgage Association I, 6.0%, 11/15/34

 154,237

 51,048

 Government National Mortgage Association I, 6.0%, 11/15/37

 57,607

 182,785

 Government National Mortgage Association I, 6.0%, 12/15/23

 206,271

 151,122

 Government National Mortgage Association I, 6.0%, 12/15/32

 170,539

 418,784

 Government National Mortgage Association I, 6.0%, 12/15/32

 483,165

 95,469

 Government National Mortgage Association I, 6.0%, 12/15/32

 108,179

 17,190

 Government National Mortgage Association I, 6.0%, 12/15/32

 19,398

 254,232

 Government National Mortgage Association I, 6.0%, 12/15/32

 287,491

 213,774

 Government National Mortgage Association I, 6.0%, 12/15/32

 241,459

 19,782

 Government National Mortgage Association I, 6.0%, 12/15/32

 22,865

 77,899

 Government National Mortgage Association I, 6.0%, 2/15/29

 90,025

 117,286

 Government National Mortgage Association I, 6.0%, 2/15/29

 135,626

 40,821

 Government National Mortgage Association I, 6.0%, 2/15/33

 47,211

 112,833

 Government National Mortgage Association I, 6.0%, 2/15/33

 129,814

 28,220

 Government National Mortgage Association I, 6.0%, 2/15/33

 31,846

 151,798

 Government National Mortgage Association I, 6.0%, 2/15/33

 177,488

 101,162

 Government National Mortgage Association I, 6.0%, 2/15/33

 115,435

 12,846

 Government National Mortgage Association I, 6.0%, 3/15/17

 12,921

 8,909

 Government National Mortgage Association I, 6.0%, 3/15/17

 9,026

 44,884

 Government National Mortgage Association I, 6.0%, 3/15/19

 50,651

 2,125

 Government National Mortgage Association I, 6.0%, 3/15/32

 2,420

 417,397

 Government National Mortgage Association I, 6.0%, 3/15/33

 492,744

 205,317

 Government National Mortgage Association I, 6.0%, 3/15/33

 235,654

 56,239

 Government National Mortgage Association I, 6.0%, 3/15/33

 63,762

 45,236

 Government National Mortgage Association I, 6.0%, 3/15/33

 52,264

 105,247

 Government National Mortgage Association I, 6.0%, 3/15/33

 121,287

 178,368

 Government National Mortgage Association I, 6.0%, 3/15/33

 205,946

 305,651

 Government National Mortgage Association I, 6.0%, 3/15/33

 353,591

 136,168

 Government National Mortgage Association I, 6.0%, 3/15/33

 157,247

 199,012

 Government National Mortgage Association I, 6.0%, 3/15/34

 230,544

 2,998

 Government National Mortgage Association I, 6.0%, 4/15/18

 3,005

 54,295

 Government National Mortgage Association I, 6.0%, 4/15/28

 62,316

 38,706

 Government National Mortgage Association I, 6.0%, 4/15/33

 43,881

 49,131

 Government National Mortgage Association I, 6.0%, 4/15/33

 55,519

 47,458

 Government National Mortgage Association I, 6.0%, 4/15/33

 54,039

 6,894

 Government National Mortgage Association I, 6.0%, 5/15/17

 6,938

 18,091

 Government National Mortgage Association I, 6.0%, 5/15/17

 18,375

 156,965

 Government National Mortgage Association I, 6.0%, 5/15/33

 182,243

 31,102

 Government National Mortgage Association I, 6.0%, 5/15/33

 35,098

 1,751

 Government National Mortgage Association I, 6.0%, 6/15/17

 1,762

 113,053

 Government National Mortgage Association I, 6.0%, 6/15/31

 127,708

 13,026

 Government National Mortgage Association I, 6.0%, 6/15/33

 15,069

 73,480

 Government National Mortgage Association I, 6.0%, 6/15/34

 85,004

 8,178

 Government National Mortgage Association I, 6.0%, 8/15/32

 9,438

 41,930

 Government National Mortgage Association I, 6.0%, 8/15/34

 47,484

 164,045

 Government National Mortgage Association I, 6.0%, 8/15/34

 185,398

 303,755

 Government National Mortgage Association I, 6.0%, 8/15/36

 348,774

 102,046

 Government National Mortgage Association I, 6.0%, 8/15/38

 115,158

 42,525

 Government National Mortgage Association I, 6.0%, 9/15/19

 44,026

 234,725

 Government National Mortgage Association I, 6.0%, 9/15/28

 271,443

 247,230

 Government National Mortgage Association I, 6.0%, 9/15/32

 278,996

 76,224

 Government National Mortgage Association I, 6.0%, 9/15/32

 87,516

 95,634

 Government National Mortgage Association I, 6.0%, 9/15/32

 107,922

 61,842

 Government National Mortgage Association I, 6.0%, 9/15/33

 71,497

 17,941

 Government National Mortgage Association I, 6.0%, 9/15/33

 20,583

 16,948

 Government National Mortgage Association I, 6.0%, 9/15/33

 19,125

 67,559

 Government National Mortgage Association I, 6.0%, 9/15/34

 76,601

 27,677

 Government National Mortgage Association I, 6.0%, 9/15/34

 32,022

 187,298

 Government National Mortgage Association I, 6.0%, 9/15/34

 215,092

 876,516

 Government National Mortgage Association I, 6.0%, 9/15/35

 989,138

 24,811

 Government National Mortgage Association I, 6.5%, 1/15/29

 28,401

 28,469

 Government National Mortgage Association I, 6.5%, 1/15/32

 32,589

 92,941

 Government National Mortgage Association I, 6.5%, 1/15/32

 111,680

 431,413

 Government National Mortgage Association I, 6.5%, 1/15/33

 526,274

 4,248

 Government National Mortgage Association I, 6.5%, 1/15/33

 4,954

 15,343

 Government National Mortgage Association I, 6.5%, 1/15/34

 17,563

 656

 Government National Mortgage Association I, 6.5%, 1/15/35

 750

 30,156

 Government National Mortgage Association I, 6.5%, 10/15/24

 34,519

 21,689

 Government National Mortgage Association I, 6.5%, 10/15/28

 24,827

 5,434

 Government National Mortgage Association I, 6.5%, 10/15/28

 6,221

 28,644

 Government National Mortgage Association I, 6.5%, 10/15/31

 32,789

 103,120

 Government National Mortgage Association I, 6.5%, 10/15/31

 118,153

 7,748

 Government National Mortgage Association I, 6.5%, 10/15/31

 8,930

 106,740

 Government National Mortgage Association I, 6.5%, 10/15/32

 122,467

 2,095

 Government National Mortgage Association I, 6.5%, 10/15/33

 2,398

 45,517

 Government National Mortgage Association I, 6.5%, 11/15/31

 52,130

 5,293

 Government National Mortgage Association I, 6.5%, 11/15/31

 6,058

 64,910

 Government National Mortgage Association I, 6.5%, 11/15/32

 78,643

 410,393

 Government National Mortgage Association I, 6.5%, 12/15/32

 500,374

 12,299

 Government National Mortgage Association I, 6.5%, 2/15/28

 14,078

 9,354

 Government National Mortgage Association I, 6.5%, 2/15/29

 10,707

 24,402

 Government National Mortgage Association I, 6.5%, 2/15/29

 28,545

 1,394

 Government National Mortgage Association I, 6.5%, 2/15/29

 1,595

 30,323

 Government National Mortgage Association I, 6.5%, 2/15/32

 34,795

 22,680

 Government National Mortgage Association I, 6.5%, 2/15/32

 25,962

 50,358

 Government National Mortgage Association I, 6.5%, 2/15/32

 60,371

 10,160

 Government National Mortgage Association I, 6.5%, 2/15/32

 11,630

 17,508

 Government National Mortgage Association I, 6.5%, 2/15/32

 20,931

 47,272

 Government National Mortgage Association I, 6.5%, 2/15/34

 54,112

 80,252

 Government National Mortgage Association I, 6.5%, 3/15/29

 91,865

 17,315

 Government National Mortgage Association I, 6.5%, 3/15/29

 19,821

 9,566

 Government National Mortgage Association I, 6.5%, 3/15/29

 10,950

 87,375

 Government National Mortgage Association I, 6.5%, 3/15/29

 100,018

 12,055

 Government National Mortgage Association I, 6.5%, 3/15/31

 13,799

 86,357

 Government National Mortgage Association I, 6.5%, 3/15/32

 98,853

 16,466

 Government National Mortgage Association I, 6.5%, 3/15/32

 18,848

 4,134

 Government National Mortgage Association I, 6.5%, 4/15/17

 4,163

 8,791

 Government National Mortgage Association I, 6.5%, 4/15/28

 10,063

 39,334

 Government National Mortgage Association I, 6.5%, 4/15/28

 45,026

 78,499

 Government National Mortgage Association I, 6.5%, 4/15/31

 89,859

 84,643

 Government National Mortgage Association I, 6.5%, 4/15/32

 99,434

 7,486

 Government National Mortgage Association I, 6.5%, 4/15/32

 8,569

 9,764

 Government National Mortgage Association I, 6.5%, 4/15/32

 11,176

 16,019

 Government National Mortgage Association I, 6.5%, 4/15/32

 18,572

 30,635

 Government National Mortgage Association I, 6.5%, 4/15/33

 35,068

 41,661

 Government National Mortgage Association I, 6.5%, 4/15/35

 47,690

 3,849

 Government National Mortgage Association I, 6.5%, 5/15/29

 4,406

 6,393

 Government National Mortgage Association I, 6.5%, 5/15/29

 7,319

 74,379

 Government National Mortgage Association I, 6.5%, 5/15/29

 86,926

 40,299

 Government National Mortgage Association I, 6.5%, 5/15/31

 46,130

 21,248

 Government National Mortgage Association I, 6.5%, 5/15/31

 24,329

 19,549

 Government National Mortgage Association I, 6.5%, 5/15/31

 23,474

 16,486

 Government National Mortgage Association I, 6.5%, 5/15/32

 19,800

 4,905

 Government National Mortgage Association I, 6.5%, 5/15/32

 5,614

 6,036

 Government National Mortgage Association I, 6.5%, 5/15/32

 6,909

 11,958

 Government National Mortgage Association I, 6.5%, 5/15/32

 13,761

 32,148

 Government National Mortgage Association I, 6.5%, 5/15/33

 36,800

 6,816

 Government National Mortgage Association I, 6.5%, 6/15/17

 6,832

 10,487

 Government National Mortgage Association I, 6.5%, 6/15/28

 12,137

 26,948

 Government National Mortgage Association I, 6.5%, 6/15/29

 30,847

 8,186

 Government National Mortgage Association I, 6.5%, 6/15/31

 9,370

 10,604

 Government National Mortgage Association I, 6.5%, 6/15/32

 12,148

 17,059

 Government National Mortgage Association I, 6.5%, 6/15/32

 19,640

 13,632

 Government National Mortgage Association I, 6.5%, 6/15/32

 15,605

 115,635

 Government National Mortgage Association I, 6.5%, 6/15/34

 132,368

 6,675

 Government National Mortgage Association I, 6.5%, 6/15/35

 7,661

 33,742

 Government National Mortgage Association I, 6.5%, 7/15/31

 38,625

 10,472

 Government National Mortgage Association I, 6.5%, 7/15/32

 11,987

 152,572

 Government National Mortgage Association I, 6.5%, 7/15/32

 183,510

 9,178

 Government National Mortgage Association I, 6.5%, 7/15/32

 10,509

 31,325

 Government National Mortgage Association I, 6.5%, 7/15/32

 35,858

 52,232

 Government National Mortgage Association I, 6.5%, 7/15/35

 59,791

 65,941

 Government National Mortgage Association I, 6.5%, 7/15/35

 75,744

 8,931

 Government National Mortgage Association I, 6.5%, 8/15/28

 10,295

 62,347

 Government National Mortgage Association I, 6.5%, 8/15/31

 71,368

 55,634

 Government National Mortgage Association I, 6.5%, 8/15/32

 63,684

 3,937

 Government National Mortgage Association I, 6.5%, 8/15/32

 4,506

 47,719

 Government National Mortgage Association I, 6.5%, 8/15/32

 57,344

 19,526

 Government National Mortgage Association I, 6.5%, 9/15/31

 22,351

 21,525

 Government National Mortgage Association I, 6.5%, 9/15/32

 26,059

 44,421

 Government National Mortgage Association I, 6.5%, 9/15/32

 50,848

 45,940

 Government National Mortgage Association I, 6.5%, 9/15/32

 52,875

 4,130

 Government National Mortgage Association I, 6.5%, 9/15/34

 4,737

 7,327

 Government National Mortgage Association I, 6.75%, 4/15/26

 8,387

 18,780

 Government National Mortgage Association I, 7.0%, 1/15/28

 21,127

 140,419

 Government National Mortgage Association I, 7.0%, 1/15/31

 150,775

 1,325

 Government National Mortgage Association I, 7.0%, 10/15/16

 1,327

 7,098

 Government National Mortgage Association I, 7.0%, 10/15/31

 7,353

 11,282

 Government National Mortgage Association I, 7.0%, 11/15/26

 13,288

 18,278

 Government National Mortgage Association I, 7.0%, 11/15/28

 21,617

 55,462

 Government National Mortgage Association I, 7.0%, 11/15/28

 67,311

 67,038

 Government National Mortgage Association I, 7.0%, 11/15/29

 76,675

 8,536

 Government National Mortgage Association I, 7.0%, 11/15/31

 9,016

 11,010

 Government National Mortgage Association I, 7.0%, 12/15/30

 12,373

 4,153

 Government National Mortgage Association I, 7.0%, 12/15/30

 4,417

 40,426

 Government National Mortgage Association I, 7.0%, 12/15/30

 41,388

 43,224

 Government National Mortgage Association I, 7.0%, 12/15/30

 52,855

 21,335

 Government National Mortgage Association I, 7.0%, 2/15/28

 23,748

 26,228

 Government National Mortgage Association I, 7.0%, 3/15/28

 29,219

 17,317

 Government National Mortgage Association I, 7.0%, 3/15/31

 19,648

 57,070

 Government National Mortgage Association I, 7.0%, 3/15/32

 64,503

 13,754

 Government National Mortgage Association I, 7.0%, 4/15/28

 14,629

 23,943

 Government National Mortgage Association I, 7.0%, 4/15/29

 24,891

 28,197

 Government National Mortgage Association I, 7.0%, 4/15/29

 31,383

 7,414

 Government National Mortgage Association I, 7.0%, 4/15/31

 7,553

 47,289

 Government National Mortgage Association I, 7.0%, 4/15/32

 54,050

 39,662

 Government National Mortgage Association I, 7.0%, 5/15/29

 41,259

 8,509

 Government National Mortgage Association I, 7.0%, 5/15/31

 9,022

 89,094

 Government National Mortgage Association I, 7.0%, 5/15/32

 111,553

 25,132

 Government National Mortgage Association I, 7.0%, 6/15/27

 29,844

 4,877

 Government National Mortgage Association I, 7.0%, 6/15/29

 4,893

 33,572

 Government National Mortgage Association I, 7.0%, 6/15/31

 40,474

 30,956

 Government National Mortgage Association I, 7.0%, 7/15/25

 35,364

 6,186

 Government National Mortgage Association I, 7.0%, 7/15/28

 6,209

 22,266

 Government National Mortgage Association I, 7.0%, 7/15/28

 24,413

 13,619

 Government National Mortgage Association I, 7.0%, 7/15/29

 15,594

 3,952

 Government National Mortgage Association I, 7.0%, 7/15/31

 4,848

 24,091

 Government National Mortgage Association I, 7.0%, 8/15/23

 26,372

 1,437

 Government National Mortgage Association I, 7.0%, 8/15/28

 1,653

 164,556

 Government National Mortgage Association I, 7.0%, 8/15/31

 202,953

 72,543

 Government National Mortgage Association I, 7.0%, 9/15/24

 84,631

 36,402

 Government National Mortgage Association I, 7.0%, 9/15/31

 41,051

 13,526

 Government National Mortgage Association I, 7.0%, 9/15/31

 14,447

 41,311

 Government National Mortgage Association I, 7.5%, 10/15/23

 46,257

 55,060

 Government National Mortgage Association I, 7.5%, 10/15/27

 64,015

 6,242

 Government National Mortgage Association I, 7.5%, 10/15/29

 6,575

 13,389

 Government National Mortgage Association I, 7.5%, 10/15/29

 15,256

 4,346

 Government National Mortgage Association I, 7.5%, 12/15/25

 4,514

 45,808

 Government National Mortgage Association I, 7.5%, 12/15/31

 48,523

 1,800

 Government National Mortgage Association I, 7.5%, 2/15/26

 1,881

 15,624

 Government National Mortgage Association I, 7.5%, 2/15/27

 16,716

 16,563

 Government National Mortgage Association I, 7.5%, 2/15/31

 17,231

 14,990

 Government National Mortgage Association I, 7.5%, 2/15/31

 15,241

 9,501

 Government National Mortgage Association I, 7.5%, 3/15/23

 10,350

 39,525

 Government National Mortgage Association I, 7.5%, 3/15/27

 47,971

 7,737

 Government National Mortgage Association I, 7.5%, 3/15/31

 8,051

 1,656

 Government National Mortgage Association I, 7.5%, 6/15/24

 1,717

 17,091

 Government National Mortgage Association I, 7.5%, 6/15/29

 19,551

 10,995

 Government National Mortgage Association I, 7.5%, 8/15/25

 11,298

 1,054

 Government National Mortgage Association I, 7.5%, 8/15/29

 1,063

 18,015

 Government National Mortgage Association I, 7.5%, 8/15/29

 19,114

 2,913

 Government National Mortgage Association I, 7.5%, 8/15/29

 2,988

 5,920

 Government National Mortgage Association I, 7.5%, 9/15/25

 6,650

 3,014

 Government National Mortgage Association I, 7.5%, 9/15/25

 3,024

 64,616

 Government National Mortgage Association I, 7.5%, 9/15/29

 67,527

 2,324

 Government National Mortgage Association I, 7.75%, 2/15/30

 2,375

 29,445

 Government National Mortgage Association I, 8.25%, 5/15/20

 31,723

 1,938

 Government National Mortgage Association I, 8.5%, 8/15/21

 1,946

 7,790

 Government National Mortgage Association I, 9.0%, 1/15/20

 7,920

 1,110

 Government National Mortgage Association I, 9.0%, 12/15/19

 1,198

 2,135

 Government National Mortgage Association I, 9.0%, 6/15/22

 2,230

 253

 Government National Mortgage Association I, 9.0%, 9/15/21

 277

 8,851,160

 Government National Mortgage Association II, 3.5%, 1/20/46

 9,366,243

 1,256,220

 Government National Mortgage Association II, 3.5%, 3/20/45

 1,329,719

 1,820,453

 Government National Mortgage Association II, 3.5%, 3/20/46

 1,936,557

 1,468,992

 Government National Mortgage Association II, 3.5%, 4/20/45

 1,557,653

 1,766,100

 Government National Mortgage Association II, 3.5%, 4/20/45

 1,871,468

 561,830

 Government National Mortgage Association II, 3.5%, 4/20/45

 595,100

 5,846,595

 Government National Mortgage Association II, 3.5%, 8/20/45

 6,186,831

 3,180,314

 Government National Mortgage Association II, 4.0%, 10/20/44

 3,400,689

 13,170,259

 Government National Mortgage Association II, 4.0%, 7/20/44

 14,085,539

 361,770

 Government National Mortgage Association II, 4.0%, 9/20/44

 386,847

 322,997

 Government National Mortgage Association II, 4.5%, 1/20/35

 349,487

 121,428

 Government National Mortgage Association II, 4.5%, 12/20/34

 131,487

 58,267

 Government National Mortgage Association II, 4.5%, 3/20/35

 63,052

 1,917,715

 Government National Mortgage Association II, 4.5%, 9/20/41

 2,087,295

 28,658

 Government National Mortgage Association II, 5.0%, 1/20/20

 30,316

 79,579

 Government National Mortgage Association II, 5.0%, 12/20/18

 83,543

 43,807

 Government National Mortgage Association II, 5.0%, 2/20/19

 46,147

 264,769

 Government National Mortgage Association II, 5.5%, 10/20/19

 276,816

 211,133

 Government National Mortgage Association II, 5.5%, 10/20/37

 235,546

 246,639

 Government National Mortgage Association II, 5.5%, 3/20/34

 284,969

 217,010

 Government National Mortgage Association II, 5.5%, 4/20/34

 245,166

 67,033

 Government National Mortgage Association II, 5.75%, 4/20/33

 74,918

 152,526

 Government National Mortgage Association II, 5.75%, 6/20/33

 170,456

 28,148

 Government National Mortgage Association II, 5.9%, 1/20/28

 31,637

 52,400

 Government National Mortgage Association II, 5.9%, 11/20/27

 58,396

 98,522

 Government National Mortgage Association II, 5.9%, 7/20/28

 108,873

 104,560

 Government National Mortgage Association II, 6.0%, 1/20/33

 122,423

 25,122

 Government National Mortgage Association II, 6.0%, 10/20/31

 29,011

 121,105

 Government National Mortgage Association II, 6.0%, 10/20/33

 141,783

 33,105

 Government National Mortgage Association II, 6.0%, 12/20/18

 34,142

 69,866

 Government National Mortgage Association II, 6.0%, 6/20/34

 80,760

 5,645

 Government National Mortgage Association II, 6.0%, 7/20/17

 5,745

 16,917

 Government National Mortgage Association II, 6.0%, 7/20/19

 17,440

 88,641

 Government National Mortgage Association II, 6.45%, 1/20/33

 101,672

 47,538

 Government National Mortgage Association II, 6.45%, 11/20/32

 54,512

 50,118

 Government National Mortgage Association II, 6.45%, 7/20/32

 57,476

 28,780

 Government National Mortgage Association II, 6.5%, 1/20/24

 33,017

 51,597

 Government National Mortgage Association II, 6.5%, 10/20/32

 61,788

 2,448

 Government National Mortgage Association II, 6.5%, 2/20/29

 2,891

 999

 Government National Mortgage Association II, 6.5%, 3/20/29

 1,146

 67,136

 Government National Mortgage Association II, 6.5%, 3/20/34

 81,441

 31,861

 Government National Mortgage Association II, 6.5%, 4/20/29

 37,661

 15,873

 Government National Mortgage Association II, 6.5%, 4/20/31

 18,938

 11,659

 Government National Mortgage Association II, 6.5%, 6/20/31

 13,958

 53,396

 Government National Mortgage Association II, 6.5%, 8/20/28

 61,922

 82,288

 Government National Mortgage Association II, 7.0%, 1/20/29

 99,638

 12,447

 Government National Mortgage Association II, 7.0%, 1/20/31

 14,498

 77,471

 Government National Mortgage Association II, 7.0%, 11/20/28

 94,152

 12,351

 Government National Mortgage Association II, 7.0%, 11/20/31

 15,310

 2,302

 Government National Mortgage Association II, 7.0%, 12/20/30

 2,834

 8,506

 Government National Mortgage Association II, 7.0%, 2/20/29

 10,080

 6,279

 Government National Mortgage Association II, 7.0%, 3/20/31

 7,736

 12,025

 Government National Mortgage Association II, 7.0%, 5/20/26

 14,244

 23,853

 Government National Mortgage Association II, 7.0%, 6/20/28

 28,492

 30,445

 Government National Mortgage Association II, 7.0%, 7/20/31

 37,653

 23,160

 Government National Mortgage Association II, 7.0%, 8/20/27

 27,849

 7,673

 Government National Mortgage Association II, 7.5%, 12/20/30

 9,625

 12,908

 Government National Mortgage Association II, 7.5%, 5/20/30

 16,209

 3,826

 Government National Mortgage Association II, 7.5%, 6/20/30

 4,742

 12,820

 Government National Mortgage Association II, 7.5%, 7/20/30

 15,871

 13,484

 Government National Mortgage Association II, 7.5%, 8/20/30

 16,920

 52

 Government National Mortgage Association II, 8.0%, 5/20/25

 59

 2,643

 Government National Mortgage Association II, 9.0%, 11/20/24

 2,655

 2,660

 Government National Mortgage Association II, 9.0%, 3/20/22

 2,671

 374

 Government National Mortgage Association II, 9.0%, 4/20/22

 376

 578

 Government National Mortgage Association II, 9.0%, 9/20/21

 581

 18,510

 Government National Mortgage Association, 6.5%, 3/15/29

 21,188

 968,184

 Tennessee Valley Authority, 4.929%, 1/15/21

 1,069,527

 16,800,000

 U.S. Treasury Bills, 7/21/16 (c)

 16,786,140

 2,000,000

 U.S. Treasury Bonds, 3.0%, 5/15/42

 2,171,562

 2,500,000

 U.S. Treasury Bonds, 4.25%, 5/15/39

 3,308,495

 6,865,000

 U.S. Treasury Bonds, 4.375%, 11/15/39

 9,237,983

 3,700,000

 U.S. Treasury Bonds, 4.375%, 5/15/40

 4,978,380

 61,512,343

 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45

 59,512,392

 41,679,998

 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46

 43,469,862

 16,800,000

 0.47

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 16,798,757

 16,395,000

 0.37

 U.S. Treasury Note, Floating Rate Note, 4/30/17

 16,392,885

 50,000,000

 0.38

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 49,967,750

 1,500,000

 U.S. Treasury Notes, 0.625%, 5/31/17

 1,499,121

 1,500,000

 U.S. Treasury Notes, 1.125%, 1/15/19

 1,511,718

 5,200,000

 U.S. Treasury Notes, 1.875%, 8/31/17

 5,285,717

 4,400,000

 U.S. Treasury Notes, 2.0%, 2/15/25

 4,494,015

 3,400,000

 U.S. Treasury Notes, 2.0%, 8/15/25

 3,465,345

 4,250,000

 U.S. Treasury Notes, 2.125%, 5/15/25

 4,381,316

 5,400,000

 U.S. Treasury Notes, 2.625%, 11/15/20

 5,743,408

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $1,127,909,402)

 $

 1,149,298,880

 FOREIGN GOVERNMENT BONDS - 0.1%

 4,550,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 4,623,938

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $4,513,173)

 $

 4,623,938

 MUNICIPAL BONDS - 1.8% (g)

 Municipal Airport - 0.0% †

 1,000,000

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 1,032,730

 Municipal Development - 0.3%

 2,350,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.5%, 11/1/35

 $

 2,749,171

 4,500,000

 New Jersey Economic Development Authority, 2/15/18 (c)

 4,310,145

 2,560,000

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 2,583,808

 2,310,000

 Selma Industrial Development Board, 5.8%, 5/1/34

 2,623,352

 $

 12,266,476

 Municipal Education - 0.0% †

 525,000

 Amherst College, 3.794%, 11/1/42

 $

 529,940

 Municipal General - 0.5%

 4,075,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 4,475,898

 1,035,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 1,155,774

 2,750,000

 New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41

 2,998,572

 1,050,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30

 1,184,127

 2,100,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 2,354,667

 2,325,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 2,581,680

 2,335,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 2,574,711

 $

 17,325,429

 Higher Municipal Education - 0.4%

 1,025,000

 Baylor University, 4.313%, 3/1/42

 $

 1,067,148

 1,425,000

 Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32

 2,017,643

 1,100,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 1,403,035

 3,095,000

 President and Fellows of Harvard College, 6.3%, 10/1/37

 3,095,000

 1,900,000

 The George Washington University, 1.827%, 9/15/17

 1,911,846

 2,600,000

 University of California, 3.38%, 5/15/28

 2,757,092

 3,100,000

 University of Virginia, Green Bond Series A, 5.0%, 4/1/45

 3,677,189

 $

 15,928,953

 Municipal Medical - 0.1%

 550,000

 Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41

 $

 638,622

 1,765,000

 Ohio Higher Educational Facility Commission, 5.0%, 1/1/42

 2,011,553

 $

 2,650,175

 Municipal Pollution - 0.1%

 3,965,000

 Port Freeport Texas, 5.95%, 5/15/33

 $

 4,333,031

 Municipal School District - 0.1%

 2,800,000

 Frisco Independent School District, 4.0%, 8/15/40 (h)

 $

 3,039,344

 1,750,000

 Frisco Independent School District, 4.0%, 8/15/45 (h)

 1,891,050

 $

 4,930,394

 Municipal Transportation - 0.1%

 600,000

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 $

 626,766

 1,000,000

 Texas Transportation Commission State Highway Fund, 5.0%, 4/1/33

 1,190,630

 $

 1,817,396

 Municipal Obligation - 0.2%

 3,150,000

 State of Texas, 4.0%, 10/1/44 (h)

 $

 3,384,801

 1,600,000

 State of Washington, 5.0%, 7/1/30 (h)

 1,944,816

 $

 5,329,617

 TOTAL MUNICIPAL BONDS

 (Cost $61,171,143)

 $

 66,144,141

 SENIOR FLOATING RATE LOAN INTERESTS - 4.0% **

 Energy - 0.0% †

 Integrated Oil & Gas - 0.0% †

 107,229

 4.50

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 $

 106,961

 Oil & Gas Refining & Marketing - 0.0% †

 575,000

 3.75

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 10/3/21

 $

 578,594

 Total Energy

 $

 685,555

 Materials - 0.2%

 Commodity Chemicals - 0.1%

 750,000

 4.00

 Axiall Holdco, Inc., Initial Loan, 2/27/22

 $

 750,000

 284,625

 4.75

 Eco Services Operations, Initial Term Loan, 10/8/21

 277,509

 600,000

 5.00

 Nexeo Solutions LLC, Term Loan B3, 9/9/17

 599,250

 759,010

 4.50

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 708,094

 $

 2,334,853

 Specialty Chemicals - 0.1%

 154,286

 3.50

 Chemtura Corp., New Term Loan, 8/29/16

 $

 154,816

 249,565

 3.52

 Huntsman International LLC, 2015 Extended Term B Dollar Loan, 4/19/19

 249,045

 904,548

 5.50

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 876,093

 473,750

 4.25

 OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18

 471,381

 391,974

 2.75

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 389,132

 $

 2,140,467

 Construction Materials - 0.0% †

 988,599

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 987,363

 Metal & Glass Containers - 0.0% †

 797,000

 5.50

 BWay Intermediate, Initial Term Loan, 8/14/20

 $

 775,082

 Aluminum - 0.0% †

 694,750

 4.00

 Novelis, Inc., Initial Term Loan, 5/28/22

 $

 679,408

 Diversified Metals & Mining - 0.0% †

 305,500

 4.25

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 258,911

 Total Materials

 $

 7,176,084

 Capital Goods - 0.5%

 Aerospace & Defense - 0.2%

 3,422,934

 4.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 $

 3,415,805

 425,419

 6.27

 DynCorp International, Inc., Term Loan, 7/7/16

 412,656

 575,000

 7.00

 TASC, Inc. Virginia, New Term Loan (First Lien), 5/23/20

 572,599

 1,164,732

 7.00

 TASC, Inc., First Lien Term Loan, 2/28/17

 1,159,869

 777,250

 5.75

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 774,011

 $

 6,334,940

 Building Products - 0.2%

 500,000

 6.00

 Builders FirstSource, Inc., Initial Term Loan, 7/24/22

 $

 497,032

 1,882,321

 4.25

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 1,869,969

 1,365,567

 3.50

 Nortek, Inc., Incremental-1 Loan, 10/30/20

 1,327,160

 1,976,008

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 1,788,287

 $

 5,482,448

 Industrial Conglomerates - 0.0% †

 105,087

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 104,955

 301,258

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 300,881

 $

 405,836

 Construction & Farm Machinery & Heavy Trucks - 0.0% †

 750,000

 6.50

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 $

 686,875

 Industrial Machinery - 0.1%

 3,487,374

 0.00

 NN, Inc., Initial Term Loan, 10/2/22

 $

 3,435,063

 1,997,440

 6.25

 Xerium Technologies, Inc., Initial Term Loan, 5/17/19

 1,952,498

 $

 5,387,561

 Trading Companies & Distributors - 0.0% †

 590,405

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 592,250

 Total Capital Goods

 $

 18,889,910

 Commercial Services & Supplies - 0.1%

 Diversified Support Services - 0.1%

 1,059,747

 4.00

 MTL Publishing LLC, Term B-3 Loan, 8/14/22

 $

 1,059,084

 Security & Alarm Services - 0.0% †

 786,543

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 $

 757,539

 201,209

 4.00

 Garda World Security Corp., Term B Loan, 11/8/20

 193,789

 $

 951,328

 Total Commercial Services & Supplies

 $

 2,010,412

 Transportation - 0.0% †

 Airlines - 0.0% †

 798,000

 3.25

 Delta Air Lines Inc., Term Loan (First Lien), 8/24/22

 $

 798,285

 Marine - 0.0% †

 648,401

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 573,835

 Total Transportation

 $

 1,372,120

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.3%

 1,122,817

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 1,123,752

 2,362,309

 4.00

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 2,346,808

 1,220,027

 5.75

 Electrical Components International, Inc., Loan, 4/17/21

 1,210,877

 1,411,582

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 1,283,363

 4,528,890

 3.75

 MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21

 4,477,940

 372,307

 4.25

 Schaeffler AG, Facility B-USD, 5/15/20

 373,936

 1,776,541

 4.50

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 1,765,438

 $

 12,582,114

 Tires & Rubber - 0.1%

 2,095,000

 3.75

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 2,099,584

 Automobile Manufacturers - 0.1%

 2,190,335

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 2,192,479

 Total Automobiles & Components

 $

 16,874,177

 Consumer Durables & Apparel - 0.1%

 Home Furnishings - 0.1%

 1,550,976

 4.25

 Serta Simmons Bedding LLC, Term Loan, 10/1/19

 $

 1,551,825

 Apparel, Accessories & Luxury Goods - 0.0% †

 495,000

 3.25

 Hanesbrands, Inc., New Term B Loan, 4/15/22

 $

 498,032

 306,034

 3.25

 PVH Corp., Tranche B Term Loan, 12/19/19

 308,466

 $

 806,498

 Footwear - 0.0% †

 897,739

 0.00

 Regal Cinemas Corp., Term Loan, 3/17/22

 $

 900,754

 Total Consumer Durables & Apparel

 $

 3,259,077

 Consumer Services - 0.2%

 Casinos & Gaming - 0.1%

 188,045

 3.75

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 $

 188,142

 4,295,625

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 4,176,825

 $

 4,364,967

 Leisure Facilities - 0.1%

 1,496,231

 3.50

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22

 $

 1,498,725

 Restaurants - 0.0% †

 361,558

 3.75

 1011778 BC ULC, Term B-2 Loan, 12/12/21

 $

 361,708

 Education Services - 0.0% †

 581,183

 3.75

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 581,304

 Specialized Consumer Services - 0.0% †

 248,084

 5.25

 GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21

 $

 244,983

 Total Consumer Services

 $

 7,051,687

 Media - 0.3%

 Advertising - 0.0% †

 1,051,519

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 939,959

 Broadcasting - 0.1%

 2,236,092

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20

 $

 2,216,927

 Cable & Satellite - 0.1%

 1,148,225

 0.00

 CCO Holdings, Bridge Loan, 5/26/16

 $

 1,148,225

 1,677,563

 3.00

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 1,672,713

 186,920

 0.00

 Charter Communications Operating, Ltd., 1st Lien Bridge Loan  5/26/16

 186,920

 720,343

 3.75

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19

 673,746

 $

 3,681,604

 Movies & Entertainment - 0.1%

 411,466

 5.00

 CDS US Intermediate Holdings, Inc., Initial Term Loan (First Lien), 6/25/22

 $

 393,636

 182,859

 3.75

 Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18

 181,488

 1,389,375

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 1,392,269

 3,228,218

 3.75

 Rovi Solutions Corp., Term B Loan, 7/2/21

 3,198,625

 $

 5,166,018

 Total Media

 $

 12,004,508

 Retailing - 0.1%

 General Merchandise Stores - 0.0% †

 461,313

 3.50

 Dollar Tree, Inc., Term B-1 Loan, 3/9/22

 $

 462,588

 Specialty Stores - 0.1%

 1,158,510

 4.25

 PetSmart, Inc., Tranche B-1 Loan, 3/10/22

 $

 1,155,179

 1,925,000

 4.75

 Staples Escrow LLC, Initial Loan, 1/29/22

 1,923,626

 $

 3,078,805

 Automotive Retail - 0.0% †

 1,550,000

 5.75

 CWGS Group LLC, Term Loan, 2/20/20

 $

 1,537,406

 Total Retailing

 $

 5,078,799

 Food, Beverage & Tobacco - 0.2%

 Beverages - 0.1%

 3,588,654

 4.00

 JBS USA LLC, 2015 Incremental Term Loan, 9/18/22

 $

 3,576,693

 Agricultural Products - 0.0% †

 1,979,900

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,975,570

 Packaged Foods & Meats - 0.1%

 3,313,333

 5.25

 Keurig Green Mountain, Inc., Term B USD Loan, 2/10/23

 $

 3,329,211

 20,755

 3.00

 Pinnacle Foods Finance LLC, Tranche G Term Loan, 4/29/20

 20,770

 $

 3,349,981

 Total Food, Beverage & Tobacco

 $

 8,902,244

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 828,016

 3.50

 NBTY, Inc., Term B-2 Loan, 10/1/17

 $

 825,532

 955,224

 4.00

 Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19

 955,523

 $

 1,781,055

 Total Household & Personal Products

 $

 1,781,055

 Health Care Equipment & Services - 0.4%

 Health Care Equipment - 0.1%

 2,901,174

 4.50

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 $

 2,888,934

 Health Care Supplies - 0.0% †

 701,268

 5.00

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 680,230

 Health Care Services - 0.0% †

 923,519

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 857,333

 184,223

 6.50

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 184,684

 249,239

 3.50

 DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21

 250,056

 $

 1,292,073

 Health Care Facilities - 0.3%

 588,202

 3.75

 CHS, Incremental 2018 Term F Loan, 12/31/18

 $

 583,745

 1,111,479

 3.38

 CHS, Incremental 2019 Term G Loan, 12/31/19

 1,094,189

 2,045,091

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 2,014,799

 729,202

 3.36

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 730,031

 1,735,210

 3.69

 HCA, Inc., Tranche B-6 Term Loan, 3/8/23

 1,744,816

 550,001

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 535,563

 1,175,000

 6.00

 Select Medical Corp., Series F Tranche B Term Loan, 3/4/21

 1,168,391

 1,975,000

 6.25

 Vizient, Inc., Initial Term Loan, 2/9/23

 1,990,636

 $

 9,862,170

 Health Care Technology - 0.0% †

 1,598,095

 3.50

 IMS Health, Inc., Term B Dollar Loan, 3/17/21

 $

 1,595,348

 Total Health Care Equipment & Services

 $

 16,318,755

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Biotechnology - 0.0% †

 740,409

 3.50

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 729,303

 Pharmaceuticals - 0.2%

 1,645,875

 5.25

 Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21

 $

 1,608,843

 382,200

 3.44

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 382,591

 850,000

 3.25

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 823,285

 1,640,289

 3.50

 RPI Finance Trust, Term B-4 Term Loan, 11/9/20

 1,645,756

 532,996

 5.50

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 504,237

 990,000

 4.00

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 937,097

 $

 5,901,809

 Life Sciences Tools & Services - 0.0% †

 1,624,721

 4.25

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 $

 1,625,863

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 8,256,975

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 1,084,722

 3.50

 Fly Funding II Sarl, Loan, 8/9/19

 $

 1,078,112

 1,000,000

 5.00

 Nord Anglia Education, Initial Term Loan, 3/31/21

 982,500

 $

 2,060,612

 Specialized Finance - 0.0% †

 1,481,108

 3.50

 Trans Union LLC, 2015 Term B-2 Loan, 4/9/21

 $

 1,468,766

 Total Diversified Financials

 $

 3,529,378

 Insurance - 0.2%

 Insurance Brokers - 0.2%

 1,152,459

 4.50

 National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20

 $

 1,127,681

 6,130,300

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 6,046,009

 $

 7,173,690

 Total Insurance

 $

 7,173,690

 Real Estate - 0.1%

 Specialized REIT - 0.1%

 1,645,854

 5.00

 Communications Sales & Leasing, Inc., Term Loan, 10/16/22

 $

 1,596,890

 Total Real Estate

 $

 1,596,890

 Software & Services - 0.2%

 IT Consulting & Other Services - 0.0% †

 897,750

 3.75

 NXP BV, Tranche B Loan, 10/30/20

 $

 901,187

 590,000

 7.00

 TaxACT, Inc., Initial Term Loan, 12/31/22

 579,675

 $

 1,480,862

 Data Processing & Outsourced Services - 0.1%

 243,404

 4.43

 First Data Corp., 2021 New Dollar Term Loan, 3/24/21

 $

 243,115

 1,375,000

 4.18

 First Data Corp., New 2022B Dollar Term Loan, 7/10/22

 1,368,841

 $

 1,611,956

 Application Software - 0.1%

 1,971,849

 7.50

 Serena Software, Inc., Term Loan, 4/10/20

 $

 1,969,385

 Systems Software - 0.0% †

 602,375

 5.75

 AVG Technologies N.V., Term Loan, 10/15/20

 $

 600,869

 Home Entertainment Software - 0.0% †

 686,431

 3.25

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 690,023

 Total Software & Services

 $

 6,353,095

 Technology Hardware & Equipment - 0.0% †

 Communications Equipment - 0.0% †

 248,023

 3.31

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 $

 248,097

 Total Technology Hardware & Equipment

 $

 248,097

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.0% †

 1,157,434

 2.88

 Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21

 $

 1,154,420

 Semiconductors - 0.1%

 1,725,000

 5.25

 ON Semiconductor Corp., Term Loan (First Lien), 3/31/23

 $

 1,731,038

 325,000

 4.25

 Avago Technologies Finance, Term Loan (First Lien), 11/13/22

 323,804

 926,646

 5.25

 Microsemi Corp., Closing Date Term B Loan, 12/17/22

 932,090

 $

 2,986,932

 Total Semiconductors & Semiconductor Equipment

 $

 4,141,352

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.1%

 1,906,125

 4.00

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 1,883,886

 1,202,850

 4.00

 GCI Holdings, Inc., New Term B Loan, 2/2/22

 1,204,354

 $

 3,088,240

 Wireless Telecommunication Services - 0.1%

 1,867,693

 4.25

 Altice US Finance I Corp., Initial Term Loan, 12/14/22

 $

 1,864,385

 333,333

 4.00

 Syniverse Holdings, Inc., Initial Term Loan, 4/23/19

 250,000

 666,667

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 500,000

 $

 2,614,385

 Total Telecommunication Services

 $

 5,702,625

 Utilities - 0.2%

 Electric Utilities - 0.1%

 1,691,701

 3.00

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 $

 1,662,096

 2,235,660

 3.75

 Texas Competitive Electric Holdings Co LLC, DIP Term Loan, 5/5/16

 2,231,468

 1,000,000

 5.50

 TPF II Power, LLC, Term Loan, 10/2/21

 980,625

 $

 4,874,189

 Independent Power Producers & Energy Traders - 0.1%

 1,010,793

 4.00

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 $

 996,894

 1,305,644

 2.75

 NRG Energy, Inc., Term Loan (2013), 7/1/18

 1,295,138

 720,169

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 702,165

 $

 2,994,197

 Total Utilities

 $

 7,868,386

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $145,546,879)

 $

 146,274,871

 TEMPORARY CASH INVESTMENTS - 3.0%

 Repurchase Agreements - 0.4%

 9,225,000

 BNP Paribas, Commercial Papar, 4/1/16 (c)

 $

 9,224,912

 4,405,000

 Prudential Funding LLC, Commercial Papar, 4/1/16 (c)

 4,404,963

 $

 13,629,875

 Repurchase Agreements - 2.6%

 17,510,000

 Bank of Nova Scotia, 0.32%, dated 3/31/16 plus accrued interest on 4/1/16 collateralized by the following:

 $10,606,468 Freddie Mac Giant, 3% -4.5%, 2/1/27 - 10/1/41

 $64 Federal Home Loan Mortgage Corp, 2.956%, 11/1/37

 $4,403,161 Federal National Mortgage Association (ARM), 3.24%-  4.084%, 8/1/40 - 1/1/42

 $2,850,665 Federal National Mortgage Association, 3.0% - 4.5%, 8/1/43 - 9/1/45

 17,510,000

 67,110,000

 RBC Capital Markets LLC, 0.28%, dated 3/31/16 plus accrued interest on 4/1/16 collateralized by the following:

 $4,675,944 Freddie Mac Giant, 3%, 3/1/46

 $13,019,225 Federal Home Loan Mortgage Corp, 2.208% - 3.384% , 1/1/37 - 5/1/45

 $7,000,467 Federal National Mortgage Association (ARM), 2.022%-  2.758%, 4/1/36 - 11/1/45

 $43,756,565 Federal National Mortgage Association, 3.0% - 4.5%, 11/1/28 - 4/1/46

 67,110,003

 10,910,000

 TD Securities USA LLC, 0.30%, dated 3/31/16 plus accrued interest on 4/1/16 collateralized by the following:

 $11,054,671 Federal National Mortgage Association, 4.0%, 10/1/45

 $73,587 U.S. Treasury Notes, 2.625%, 11/15/20

 10,910,000

 $

 95,530,003

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $109,160,000)

 $

 109,159,878

 TOTAL INVESTMENT IN SECURITIES - 100.8%

 (Cost $3,694,267,041) (a)

 $

 3,720,625,375

 OTHER ASSETS & LIABILITIES - (0.8)%

 $

 (28,525,096)

 TOTAL NET ASSETS - 100.0%

 $

 3,692,100,279

 †

 Amount rounds to less than 0.1%.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe or event-linked bond. At March 31, 2016, the value of these securities amounted to $84,711,907 or 2.3% of total net assets.

 REMICS

 Real Estate Mortgage Investment Conduits.

 ARM

 Adjustable Rate Mortgage.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (TBA)

 “To Be Announced” Securities.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2016, the value of these securities amounted to

$1,021,936,826 or 27.7% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At March 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $3,698,870,180 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              66,649,894

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (44,894,699)

 Net unrealized appreciation

 $

              21,755,195

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (e)

 Structured reinsurance investment. At March 31, 2016, the value of these securities amounted to $47,781,192 or 1.3% of total net assets.

 (f)

 Rate to be determined.

 (g)

 Consists of Revenue Bonds unless otherwise indicated.

 (h)

 Represents a General Obligation Bond

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
797,980

$
-

$
-

$
797,980

 Convertible Preferred Stock

10,539,017

-

-

10,539,017

 Asset Backed Securities

-

166,903,067

-

166,903,067

 Collateralized Mortgage Obligations

-

611,113,844

-

611,113,844

 Corporate Bonds

   Diversified Financials

     Other Diversified Financial Services

-

14,884,333

1,186,769

16,071,102

   Insurance

     Reinsurance

-

90,647,618

49,581,152

140,228,770

   All Other Corporate Bonds

-

1,299,469,887

-

1,299,469,887

 U.S. Government Agency Obligations

-

1,149,298,880

-

1,149,298,880

 Foreign Government Bond

-

4,623,938

-

4,623,938

 Municipal Bonds

-

66,144,141

-

66,144,141

 Senior Floating Rate Loan Interests

-

146,274,871

-

146,274,871

 Commercial Paper

-

13,629,875

-

13,629,875

 Repurchase Agreements

-

95,530,003

-

95,530,003

 Total

$
11,336,997

$
3,658,520,457

$
50,767,921

$
3,720,625,375

 Other Financial Instruments

 Net unrealized appreciation on Futures Contracts

$
127,950

$
-

$
-

$
127,950

 Total Other Financial Instruments

$
127,950

$
-

$
-

$
127,950

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Corporate Bonds

 Balance as of 12/31/15

$
56,785,213

 Realized gain (loss)

4,056

 Change in unrealized appreciation (depreciation)1

(29,291,520
)

 Purchases

42,321,708

 Sales

(19,051,536
)

 Transfers in to Level 3*

-

 Transfers out of Level 3*

-

 Transfers in and out of Level 3 activity

-

 Balance as of 3/31/16

$
50,767,921

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values. During the period ended March 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/16

$
(15,572,782
)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Bond Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 27, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 27, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 27, 2016 * Print the name and title of each signing officer under his or her signature.